As filed with the Securities and Exchange Commission on August 7, 2007

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 95	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 95	☒

(Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, NW	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ The post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

iShares®

iShares Trust

iShares Trust (the “Trust”) is a registered investment company that consists of over          separate investment portfolios called “Funds.” This Prospectus relates to the following Fund:

iShares S&P California Municipal Bond Fund

The Fund issues and redeems shares at their net asset value (“NAV”) only in blocks of [100,000] shares or multiples thereof (“Creation Units”). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. These transactions are usually in exchange for a basket of securities similar to the Fund’s portfolio and an amount of cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”).

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated [                    ], 2007

“Standard & Poor’s®,” “S&P®” and “S&P California Municipal Bond Index” are trademarks of Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) and are marks that have been licensed for use for certain purposes by BGI.

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Introduction

This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. BGFA is a subsidiary of BGI. The shares of the Fund are listed and trade at market prices on [            ], a national securities exchange. The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The Fund is an exchange traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Fund at NAV. Also, unlike shares of a mutual fund, the shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objective of the Fund

The Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s.

Additional information regarding the Index Provider is provided in the Index Provider section of this Prospectus.

Principal Investment Strategies of the Fund

The principal investment strategies of the Fund are described below. Additional information regarding the Fund’s principal investment strategies is provided in the Description of the Fund section of this Prospectus.

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that the Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally will invest at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds, whether or not affiliated with BGFA), as well as in municipal bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect

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prospective changes in the Underlying Index (such as future corporate actions and index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by the State of California and its municipalities whose interest is exempt from federal and California State income tax and the federal alternative minimum tax (“AMT”). In addition, the Fund intends to invest any cash assets in one or more non-affiliated third party tax free money market funds.

BGFA uses a representative sampling indexing strategy to manage the Fund as described below.

Representative Sampling

“Representative sampling” is an indexing strategy that involves investing in a representative sample of the bonds included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. The bonds selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the bonds that are included in the Underlying Index.

Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, market impact, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index) or representative sampling.

BGFA expects that, over time, the correlation between the Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and the Fund’s actual percentage correlation with its Underlying Index is called “tracking error.” The Fund’s use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets), in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risks of the Fund

The Fund may be subject to the principal risks noted below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and its ability to meet its investment objective.

Asset Class Risk

The returns from the types of bonds in which the Fund invests may underperform returns from the various general bonds markets or different asset classes. The securities in the Underlying Index may underperform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of bonds tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

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Call Risk

During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income (also known as prepayment risk).

Concentration Risk

If the Underlying Index of the Fund concentrates in a particular state or geographic area, or in a particular industry, group of industries or sector, the Fund will be similarly concentrated and it may be adversely affected by the performance of those bonds and its shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment. An investment in the Fund should not constitute a complete investment program.

Since the Fund invests a substantial portion of its assets in California municipal instruments, it will be more exposed to negative political, economic and statutory factors within the State of California than a Fund that invests more widely. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market.

Credit Risk

Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations.

There is the chance that any of the Fund’s portfolio holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Interest Rate Risk

As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Issuer Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.

The Underlying Index includes municipal bonds from issuers that are primarily California State or local governments or agencies such that the interest on the bond is exempt from U.S. federal and California State income taxes and the federal alternative minimum tax as determined by the Index Provider in accordance with its methodology. The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BGFA will rely on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BGFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the Internal Revenue Service (“IRS”) will agree with bond counsel’s opinion. Issuers or other parties generally

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enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

Management Risk

The Fund may be subject to management risk because the Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. The Fund is managed in a manner that seeks to track the Fund’s Underlying Index, and is therefore subject to passive investments risk, which is described below.

Market Risk

The Fund’s NAV will react to securities market movements. You could lose money over short periods due to short-term market movements, and over longer periods during general market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline for many reasons, including due to general market conditions or economic trends or events which are not particularly related to a municipality or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risks

Absence of Active Market

Although shares of the Fund are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Shares of the Fund Will Trade at Prices Other Than NAV

Shares of the Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent prior calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on exchanges at

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prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existance of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

Costs of Buying or Selling Fund Shares

Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers determined by that broker. In addition, you will also incur the cost of the “spread” – that is, the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Municipal Securities Risk

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Diversification Risk

The Fund is classified as “non-diversified”. A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. Funds that invest in a relatively small number of issuers are more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a similar state.

Passive Investments Risk

The Fund is not actively managed. The Fund may be affected by a general decline in the bond market segments relating to its Underlying Index. The Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Tax Risk

There is no guarantee that the Fund’s income will be exempt from federal or California income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt.

Federal or state changes in income or federal AMT rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

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Tracking Error Risk

Imperfect correlation between the Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause the Fund’s performance to diverge from the performance of its Underlying Index. This is called “tracking error.” Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

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Description of the Fund

iShares S&P California Municipal Bond Fund

CUSIP:

Trading Symbol:

Underlying Index: S&P California Municipal Bond Index

Investment Objective

The iShares S&P California Municipal Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the California municipal bond sector of the U.S. municipal bond market as defined by the S&P California Municipal Bond Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index measures the performance of the investment grade segment of the California municipal bond market. As of [                    ] 2007, there were [    ] issues included in the Underlying Index.

The Underlying Index is a subset of the S&P National Municipal Bond Index and is comprised of municipal bonds issued in the State of California. The Underlying Index includes municipal bonds from issuers in the State of California that are California State or local governments or agencies such that the interest on the bond is exempt from U.S. federal and California State income taxes and the federal alternative minimum tax (AMT) as determined by the Index Provider in accordance with its methodology. Each bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s® Investors Service, Inc., or BBB- by Fitch Inc. Each bond must be denominated in U.S. dollars. Each bond included in the Underlying Index must have a minimum par amount outstanding of US$ 100 million. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

Principal Risks

The Fund is subject to the risks identified in the Principal Risks of the Fund section of this Prospectus. In addition, the Fund is subject to the risks listed below:

California-specific risk is the risk that a Fund that invests a substantial portion of its assets in California municipal instruments will be more exposed to negative political, economic and statutory factors within the State of California than a Fund that invests more widely. As of mid- 2007, the State’s economic growth was modest, similar to the national economy, but with continuing weakness in the residential housing sector. Somewhat improved growth is projected in 2008. State General Fund expenditures in 2006-07 will exceed revenues, using accumulated surpluses to balance the budget, and the governor has proposed a similar budget for 2007-08. The State will face structural budget deficits in future years including the need to repay substantial internal and external borrowings which were used to balance budgets in the early 2000’s when large budget deficits were created. The State has authorized almost $50 billion of new infrastructure bonds since November 2006, which will result in substantially increased issuance by the State in coming years.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

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Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund:

Annual Fund Operating Expenses[2]
Fund	Shareholder Fees[1]	Management Fees		Distribution and Service (12b-1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses
iShares S&P California Municipal Bond Fund	None	[	]%	None	None	[	]%

[1]	Fees paid directly from your investment.
[2]	Expenses that are deducted from the Fund’s assets, expressed as a percentage of average net assets.
[3]

The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Fund, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year			3 Years
iShares S&P California Municipal Bond Fund	$	[	]	$	[	]

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In seeking to achieve the Fund’s investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses distribution fees or expenses and extraordinary expenses.

BGFA is entitled to receive management fees from the Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Management Fee
iShares S&P California Municipal Bond Fund	[	]%[1]

[1]	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of [                    ], 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $     trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

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A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement with BGFA will be available in the Fund’s semi-annual report for the period ending [                    ].

Portfolio Managers

Joel Silva and Lee Sterne (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his authority.

Joel Silva has been employed by BGFA and BGI as a Portfolio Manager since July 2007. Prior to becoming a Portfolio Manager, Mr. Silva was employed as a Managing Director for Stone & Youngberg LLC where he traded and underwrote municipal securities from 2002 to 2007. Mr. Silva received a Master’s degree in Business Administration from California State University, Hayward. Lee Sterne has been employed by BGFA and BGI as a portfolio manager since 1996.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership (if any) of shares in the Fund.

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street Bank”) is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the “spread” – that is, the difference between the bid price and ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of the Fund based on its shares trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund’s shares trade under the trading symbol listed for the Fund in the Description of the Fund section of this Prospectus.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book-entry or “street name” form.

Share Prices

The trading prices of the Fund’s shares in the secondary market generally will differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Determination of Net Asset Value

State Street Bank calculates the NAV for the Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

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Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund generally distributes net capital gains, if any, to shareholders annually. The Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a registered investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions

Federal. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.

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Distributions from the Fund’s net investment income (other than qualified dividend income and net tax-exempt income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you, if you are an individual, at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. It is not expected that a substantial portion of the Fund’s dividends will be designated as qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January however, may be treated as paid on December 31 of the prior year.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income or as qualified dividends. Consult your financial intermediary or tax advisor.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains, exempt-interest dividends or upon the sale of other disposition of shares of the Fund. In addition, for taxable years of the Fund beginning on or before December 31, 2007, U.S.- source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, the Fund must designate it as such in writing to shareholders; depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are a resident or a citizen of the United States, by law, back-up withholding (currently at a rate of 28%) will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s federal income tax return.

California. To the extent that the Fund’s income dividends are derived from California tax-free investments, they will be free from California personal income taxes. Corporate taxpayers should note that the Fund’s income dividends and other distributions are not exempt from California franchise taxes. In addition, interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund generally will not be deductible for California personal income tax purposes.

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Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [100,000] shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”). A creation transaction which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into the Fund a portfolio of bonds closely approximating the holdings and characteristics of the Fund and its Underlying Index and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement. The portfolio of bonds required for delivery of a creation unit may be a different set of bonds than the Fund will deliver upon a redemption of Fund shares.

The portfolio of securities required for purchase of a Creation Unit Aggregation may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The adviser expects that the Deposit Securities and Fund Securities, as the case may be, in connection with a purchase or redemption of a Creation Unit Aggregation, to reflect an optimal representation of the accessibility of the Fund’s holdings. The Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer”, as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

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Transaction Fees

The Fund will impose a creation/redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of [                    ], 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:

Fund	Approximate Value of a Creation Unit	Creation Unit Size		Standard Creation/ Redemption Transaction Fee			Maximum Creation/ Redemption Transaction Fee
iShares S&P California Municipal Bond Fund	$	[100,000	]	$	[	]	$	[	]

Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its financial highlights.

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Index Provider

Standard & Poor’s provides financial, economic and investment information and analytical services to the financial community. Standard & Poor’s calculates and maintains the Standard & Poor’s Global 1200 Index, which includes the Standard & Poor’s 500 for the U.S., the Standard & Poor’s Europe 350 for Continental Europe and the U.K., the Standard & Poor’s/TOPIX 150 for Japan, the Standard & Poor’s Asia Pacific 50, and the Standard & Poor’s Latin America 40. Sector indexes in the S&P Global 100 Index include the Standard & Poor’s Global Energy Sector Index, the Standard & Poor’s Global Financials Sector Index, the Standard & Poor’s Global Healthcare Sector Index, the Standard & Poor’s Global Information Technology Sector Index, and the Standard & Poor’s Global Telecommunications Sector Index. Standard & Poor’s also publishes the Standard & Poor’s MidCap 400, Standard & Poor’s SmallCap 600, Standard & Poor’s Composite 1500 and Standard & Poor’s REIT Composite for the U.S. Standard & Poor’s calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a Standard & Poor’s equity index do not in any way reflect an opinion on the investment merits of the company. Standard & Poor’s is not affiliated with the Trust, BGI, BGFA, State Street Bank, or the Distributor.

BGI has entered into a license agreement with the Index Provider to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to the Trust at no charge.

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Disclaimers

The iShares S&P California Municipal Bond Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation or warranty, express or implied, to the owners of shares of the Fund or to any member of the public regarding the advisability owning or trading in shares of the Fund. Standard & Poor’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names and service marks of Standard & Poor’s and of the Standard & Poor’s Index which is determined, composed, and calculated by Standard & Poor’s without regard to the Trust, BGI or BGFA. Standard & Poor’s has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the Standard & Poor’s Index. Standard & Poor’s is not responsible for, and has not participated in the determination or timing of, the prices, or quantities of shares to be listed or sale or in the determination or calculation of the equation by which shares are to be converted into cash. Standard & Poor’s has no obligation or liability in connection with the administration of the Trust, or the marketing or trading of shares. Standard & Poor’s does not guarantee the accuracy and/or the completeness of the Standard & Poor’s Index or any data included therein and Standard & Poor’s shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Fund, or any other person or entity from the use of the Standard & Poor’s Index or any data included therein. Standard & Poor’s makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s have any liability for any lost profit or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between Standard & Poor’s and BGI and BGFA.

Shares of the Fund are not sponsored, endorsed or promoted by the [Listing Exchange]. The [Listing Exchange] makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein is determined, composed and calculated by Standard & Poor’s without regard to the Fund. The [Listing Exchange] is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The [Listing Exchange] has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

The [Listing Exchange] does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. The [Listing Exchange] makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The [Listing Exchange] makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the [Listing Exchange] have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, to the owners of the shares of a Fund, or to any other person or entity, from the use of the Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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Copies of the Prospectus, SAI, and other information can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Fund or you wish to obtain the SAI free of charge, please:

Call:	1-800-iShares
(toll free)	1-800-474-2737
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern time)

E-mail:	iSharesfunds@seic.com

Write:	iShares Trust
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Information about the Fund (including its SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act File No. 811-09729

For more information visit

our website or call

1-800-iShares (1-800-474-2737)

www.iShares.com

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

iShares® Trust

Statement of Additional Information

Dated [                    ], 2007

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the iShares S&P California Municipal Bond Fund (the “Fund”) of iShares Trust (the “Trust”) as such Prospectus may be revised or supplemented from time to time.

The Prospectus for the Fund is dated [                    ], 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (the “Distributor”), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. ®iShares is a registered trademark of Barclays Global Investors, N.A. (“BGI”).

i

ii

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General Description of the Trust and the Fund

The Trust currently consists of over [            ] investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates solely to the iShares S&P California Municipal Bond Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the “Underlying Index”) representing a segment of the municipal bond sector of the United States as defined by the S&P California Municipal Index. The Fund is managed by Barclays Global Fund Advisors (“BGFA” or the “Investment Adviser”), a subsidiary of BGI.

The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of fixed-income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares of the Fund are listed and traded on the [                     (“            ”)], a national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [100,000] or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading on the [                    ] (the “Listing Exchange”) and trade throughout the day on the Listing Exchange and other secondary markets. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a fixed-income component and a cash component. The fixed-income values included in an IOPV are the values of the securities represented in the Fund. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time. Therefore, the Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the fixed-income component described in the preceding paragraph, the IOPV for the Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses.

The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in both fixed-income securities that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund engages in “representative sampling”, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on geographic and industry weightings), fundamental characteristics (such as yield, credit ratings, maturity and duration) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

The Fund will invest at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds, whether or not affiliated with BGFA), as well as in municipal bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by California State and local municipalities whose interest is exempt from federal and California State income tax and the federal alternative minimum tax. In addition, the Fund intends to invest any cash assets in one or more non-affiliated third party tax free money market funds.

Lack of Diversification of the Fund. The Fund is a non-diversified fund. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, the Fund may concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies. The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Bonds. The Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Municipal Securities. The Fund will invest primarily in securities issued by the State of California, its municipalities and other political subdivisions, agencies, authorities and instrumentalities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, than non-municipal securities. In addition, the municipal securities market is generally characterized as a buy and hold investment strategy. As a result, the accessibility of municipal securities in the market is generally greater closer to the original date of issue of the securities and lessens as the securities move further away from such issuance date.

Some longer-term municipal securities give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding municipal securities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal securities in the same manner.

Tax Risks Associated with Municipal Securities. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus and SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Municipal Insurance. A municipal security may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund’s share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund’s distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund’s holdings would be affected, and the Trustees would reevaluate the fund’s investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the fund.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s® Investors Service (“Moody’s”) or “A-1” by Standard & Poor’s® Rating Services, a division of McGraw Hill Companies, Inc. (“S&P®”), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts, and other investments that contain leverage, may require the Fund to segregate liquid assets in the amount of the Fund’s obligation under the contract.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in exchange traded futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, the Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s, S&P®, Fitch Inc., (“Fitch”) Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization by the SEC, or is unrated but considered to be of equivalent quality by BGFA. Bonds rated Baa and above by Moody’s or BBB and above by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower. Please see Appendix A of this SAI for a description of each rating category of S&P, Moody’s and Fitch.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Other Risks. In May 2007, the United States Supreme Court agreed to hear a case that challenges the ability of a state to tax interest payments from bonds issued by out-of-state municipal entities while exempting from tax interest payments from bonds issued by the state itself or other in-state municipalities. If the court finds that differential treatment of interest income from in-state and out-of-state bonds is impermissible, the municipal bond market might be affected, and it is possible that the value of bonds held by the fund could decline.

Special Considerations Regarding Investment in California Municipal Obligations

Since the Fund invests a substantial portion of its assets in California municipal instruments, it will be more exposed to negative political, economic and statutory factors within the State of California. The following is a brief summary of some of the factors that may affect the financial condition of the State of California and its political subdivisions. The summary is neither a complete nor a comprehensive description of these factors or any analysis of financial conditions, and may not be indicative of the financial condition of issuers of obligations held in the California, or any particular projects financed with the proceeds of such obligations. Many factors not included in this summary, such as the national economy, social and environmental policies and conditions, political developments, and the national and international markets for products produced in or services provided from California could have an adverse impact of the financial condition of the State of California or its political subdivisions, including issuers of obligations held by the Portfolio. It is not possible to predict whether and to what extent those factors may affect the financial condition of the State of California and its political subdivisions.

The following summary is based on information in publicly available offering statements relative to debt offerings of the State of California and local issuers and has not been independently verified by the Company or its legal counsel. Offering statements for State of California bonds may be found at the website of the California State Treasurer, at www.treasurer.ca.gov.

General. Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition started to worsen beginning in 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels after mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. This resulted in an accumulated budget deficit by June 30, 2003 estimated at over $10 billion, and caused a severe cash shortage.

From 2004 through 2006, the State’s economy recovered well, with job growth in both Southern and Northern California. The State economy has generally mirrored the national economy. Housing construction and resale markets were particularly strong in those years, but the housing market has slowed markedly since late 2006. The Governor’s Administration predicts modest economic growth in 2007 with some increasing strength in 2008.

Positive economic results, and particularly the resurgence of income tax receipts from capital gains and stock option activity in recent years as a result of rising stock markets, have resulted in State revenues exceeding projections for four years in a row, through the 2006-07 fiscal year. Spending cuts had also been made in successive years, along with use of internal and external loans and one-time measures, to balance the budgets in recent years. The Administration has estimated the State General Fund ended the 2005-06 fiscal year at June 30, 2006 with a budgetary fund balance (reserve) of $9.0 billion. Nevertheless, ongoing program obligations still exceed baseline revenues (a “structural budget gap”) and the 2006-07 budget was balanced only by applying a large part of the accumulated reserve. Updated estimates as of May, 2007 show estimated General Fund revenues and transfers for 2006-07 of $95.7 billion, with expenditures of $102.3 billion, and projected budget reserves at June 30, 2007 of $2.9 billion. Budget gaps are projected to recur in future years, which will require additional expenditure reductions or revenue increases.

In May, 2006, the Legislature enacted a package of measures to provide an estimated $116 billion for a “Strategic Growth Plan” which had been proposed by the Governor in January, 2006. This package included four bond measures totaling about $37.3 billion to provide funding for transportation, education, housing and flood control and levee repairs. All of these bond measures, plus a bond measure placed on the ballot by voter initiative for $5.4 billion for water quality, parks and flood control, were approved by the voters at the November 7, 2006 election. In May 2007, the Legislature approved a financing package for prisons, county jails and re-entry facilities totaling $7.4 billion of lease-revenue bonds. As a result, State issuance of long-term bonds will increase substantially in coming years.

In May, 2007, the State Controller released a report from an actuarial consultant which estimated that, based on a variety of assumptions, the actuarial accrued liability of the State for its present employees and retirees, for health care benefits, was approximately $47.88 billion as of July 1, 2007, assuming the State continued its present “pay as you go” funding policy. The actuarial report also estimated lower liabilities if the State began partial or full pre-funding of its future health care costs, although those steps would require greater annual payments in earlier years. The Governor has appointed a commission to also review liabilities for future health care and other non-pension liabilities for state and local government employees, with a report due by January 1, 2008.

Economic Factors. California’s economy is the largest among the 50 states and one of the eight largest in the world. The State’s population of about 37.4 million (July 1, 2006 estimate) represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in the early 1990’s due to a serious economic recession. For the decade of the 2000s, growth has returned to between 1 and 1.5 percent annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,420 billion in 2006, accounts for about 13% of all personal income in the nation. Total civilian employment was over 17 million in 2006, the majority of which is in the service, trade and manufacturing sectors.

California began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth resumed in the second half of 2003 and has continued through 2006, although economic conditions generally were weaker in the latter part of 2006 than at the start of the year and growth has remained modest in the first part of 2007. Real GDP (3.4% increase) and state personal income (6.6% increase) were both higher in 2006 than for 2005. The unemployment rate for 2006 averaged 4.9%, compared to 5.4% for 2005. Most significantly, by 2005 economic growth in the San Francisco Bay Area was at almost the same level as in Southern California. New residential construction and existing home sales, which had been very strong in the last few years, in part due to low interest rates, finally slowed down noticeably in 2006 and into 2007 in both California and the nation. For all of 2006, new housing permits in California were down 22 percent, and sales of existing homes were down 25 percent, compared to 2005. Housing prices have dropped in some, but not all, areas of the State. After several weak years, nonresidential construction grew more strongly in 2005 and 2006, somewhat offsetting the weakness in residential construction. Exports through California ports reversed their declines of several years and showed year-over-year increases since 2004. The full year of 2006 set a record for exports from California ports. In May, 2007, the State Department of Finance projected modest growth in the economy in 2007 with some strengthening in 2008. California’s economic growth will remain tied to the overall national economy.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $7.5 billion below the limit in 2005-06, and will be about $12.2 billion below its limit in 2006-07.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California. Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of May 1, 2007, the State had outstanding approximately $38.9 billion of long-term general obligation bonds and $7.8 billion of lease-purchase debt supported by the State General Fund. The State also had about $10.9 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of May 1, 2007 the State had about $66.2 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.2 billion of authorized and unissued lease-purchase debt. These figures include $42.7 billion of new general obligation bonds approved by the voters at the November 7, 2006 election but exclude $7.4 billion of new lease-purchase debt for prisons authorized after May 1. In the 2005-06 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 4.16% of General Fund revenues. See also “Bond Ratings” below.

Obligations of State Agencies. A number of State agencies and authorities issue obligations secured or payable from specified revenue streams. These obligations are not payable from the State’s General Fund and carry different ratings than the State’s general obligation bonds. The State’s Department of Water Resources has been one of the largest issuers of revenue bonds in recent years, with over $13 billion of outstanding bonds secured by power and water users. The California Housing Finance Agency has issued over $7 billion of bonds secured by mortgage loans made for single family and multi-family housing units. None of these revenue bonds is backed by the State’s faith and credit or taxing power.

Recent Financial Results. The principal sources of General Fund tax revenues in 2005-06 were the California personal income tax (53 percent of total tax revenues), the sales and use tax (30 percent), and the corporation tax (11 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source was projected to represent about 14.4% of General Fund revenues in 2006-07 and about 14.4% in 2007-08.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses in the early 2000’s. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.7 billion in the 2006-07 fiscal year. The State will pay about $1.0 billion in the 2006-07 fiscal year for “pay as you go” funding for health benefits for retired State employees, almost double what it paid in 2002-03. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date. Once an actuarial estimate is made, the State’s credit ratings may be affected if the State does not reduce or manage the unfunded liability.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which can be used to eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3 percent. (The initial transfer of $944 million took place in September 2006 and a second installment totaling an estimated $2.05 billion is included in the 2007-08 Governor’s Budget proposal.) The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5 percent of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57. The initial deposit of $472 million to retire economic recovery bonds was also made in September 2006.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations. In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years , Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8 percent of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

Recent Budgets Prior to 2005-06. The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98, an initiative measure adopted in 1988 which guarantees a minimum percentage of General Fund revenues for K-14 schools. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to over $7,000 per pupil in the 2005-06 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money in 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments. A subsequent Constitutional Amendment has replaced the offset with a larger share of local property taxes for cities and counties.

During fiscal year 2001-02, as the state and national economies fell into a mild recession and the stock markets dropped significantly, the state experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between 2001-02 and 2003-04, the state encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing, and external borrowing. The state also faced a cash flow crisis during this period which was relieved by the issuance of Revenue Anticipation Warrants in June 2002 and June 2003 and Economic Recovery Bonds in the spring of 2004.

While the 2004-05 Budget Act (“2004 Budget Act”) was aided by a recovering state economy and increased revenues, balancing of the budget still required a number of one-time actions. These included application of proceeds of the Economic Recovery Bonds sold in the spring of 2004 and of tobacco securitization bonds, and suspension of Proposition 42 transfer of certain sales taxes to transportation purposes. The 2004 Budget Act also used the second year of borrowing from local governments.

In summary, the 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts ($4.0 billion or 28.7 percent), cost avoidance ($4.4 billion or 31.7 percent), fund shifts ($1.6 billion or 11.2 percent), loans or borrowing ($2.1 billion or 15.4 percent), and transfers and other revenue ($1.8 billion or 13.0 percent).

Final estimates relating to the 2004-05 fiscal year, as released in the 2006-07 Governor’s Budget in January, 2006, show that the state experienced substantially more favorable results than were projected at the time the 2004 Budget Act was signed. As a result of revised estimates for years prior to 2004-05, tax amnesty payments and improved economic results which generated major increases in tax revenues, the Administration estimated that total prior year resources, plus revenues and transfers for 2004-05, were about $91.5 billion, more than $9.1 billion higher than originally estimated. Expenditures increased by about $1.1 billion. As a result, the fund balance at June 30, 2005 was estimated at about $9.6 billion, of which $9.1 billion was in the SFEU, compared to the original 2004 Budget Act estimate of $768 million in the SFEU.

Fiscal Year 2005-06 Budget. The initial 2006 Governor’s Budget, released January 10, 2005, projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms which would have to approved by the voters.

In the May Revision to the 2005-06 Governor’s Budget proposal, the Administration estimated that improved revenues from stronger economic conditions had reduced the budget gap to about $4 billion. This permitted the Administration to revise its projected budget solutions.

The 2005 Budget Act was signed by the Governor on July 11, 2005. General Fund revenues and transfers were projected to increase 5.7 percent, from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 was funded by using a part of the $9.6 billion fund balance at June 30, 2005. The June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The 2005 Budget Act also included Special Fund expenditures of $23.3 billion and Bond Fund expenditures of $4.0 billion. The state issued $3.0 billion of Revenue Anticipation Notes (RANs) to meet the its short-term cash flow needs for fiscal year 2005-06.

The 2005 Budget Act was substantially similar to the Governor’s May Revision proposals. It contained the following major components:

1. Proposition 98—General Fund expenditures increased by $2.582 billion, or 7.6 percent, to $36.6 billion. The Budget Act fully funded enrollment growth and a 4.23 percent cost of living increase. Per pupil spending under Proposition 98 was projected to be $7,402, compared to $7,023 in the previous year. The Budget reflected savings of $3.8 billion resulting from the waiver of the minimum funding guarantee in 2004-05, which will be restored to the Proposition 98 budget in future years as General Fund revenue growth exceeds personal income growth.

2. Higher Education—The 2005 Budget Act provided for total Higher Education funding of $17.8 billion from all revenue sources, including $10.2 billion General Fund. General Fund support for both the UC and CSU was increased by $134 million (about 5 percent) compared to 2004-05. The Budget Act assumed fee increases for undergraduate and graduate students.

3. Health and Human Services—The 2005 Budget Act increased General Fund expenditures by $2.1 billion, or 8.5 percent, to $27.1 billion for Health and Human Services programs. The Budget reflected the suspension of the July 2005 and July 2006 CalWORKs grant cost-of-living-adjustments (COLAs), yielding General Fund savings of $136 million in 2005-06 and $139 million in 2006-07. The Budget further assumed the January 2006 and January 2007 COLAs for SSI/SSP recipients will be suspended for estimated General Fund savings of $132 million in 2005-06, $407.5 million in 2006-07, and $281 million in 2007-08. The Budget also included federal fiscal relief of $223 million due to progress in implementing a single, statewide automated child support system.

4. Vehicle License Fee Gap Loan Repayment—The 2005 Budget Act fully repaid the $1.2 billion that local governments lost between July and October of 2003, when the Vehicle License Fee offset program was temporarily suspended. The state was not required to repay the gap loan until August of 2006. This payment was made in August, 2005.

5. Transportation Funding—The Proposition 42 provision for sales taxes on gasoline to be used for transportation projects was fully funded at an estimated $1.3 billion. (The original budget proposal called for the suspension of this transfer to boost General Fund revenues.) The Budget Act includes a proposal, originally included in the 2004-05 budget, to provide about $1 billion for transportation programs from the sale of future receipts of gaming revenues from new compacts with several Indian tribes. The sale, and a related bond issue, are waiting for resolution of litigation concerning these compacts.

6. Financial Instruments—The Governor’s original plan to sell $1.7 billion of additional deficit financing bonds was deleted from the budget following higher revenue estimates in the May Revision of the Governor’s Budget. The 2005 Budget Act assumed the state’s issuance of pension obligation bonds to fund approximately $525 million of the state’s 2005-06 retirement obligation to the California Public Employees’ Retirement System. However, because of an adverse trial court decision in a lawsuit challenging the validity of these bonds, and the time which would be required for an appeal, these bonds will not be issued before June 30, 2006, and other funds will be required make the pension fund payment. The Budget further reflected the receipt of $525 million in August, 2005 from the refinancing of tobacco securitization bonds. The original 2005-06 Governor’s Budget had included a proposal to issue $464 million of judgment bonds to finance the settlement of lawsuits arising from flood damage in earlier years, but subsequent developments led to the removal of this proposal from the budget. The State settled three related lawsuits through stipulated judgments. The largest settlement, in the amount of $428 million, provides for the State to make annual payments of $42.8 million per year, plus interest, for ten years; the payments are subject to annual appropriation by the Legislature. The first year’s payment, as well as $36 million to fully discharge the other two stipulated judgments, is included in the 2005 Budget Act.

7. Taxes—The Budget Act contains no new taxes.

As of the release of the May Revision of the Governor’s 2006-07 Budget, on May 12, 2006, the Administration revealed that substantially higher revenues were projected than at the time of enactment of the 2005 Budget Act. Expenditures were also projected to rise, in part to provide required funds under Proposition 98, and to fund a special appropriation of $500 million for levee repairs and other flood control improvements. With the additional revenues, added to recalculation of prior year revenues higher than originally estimated, the Administration estimated, as of the enactment of the fiscal year 2006-07 Budget Act on June 30, 2006, that the General Fund would end the fiscal year at June 30, 2006 with a fund balance of $9.0 billion, compared to the initial projection when the 2005 Budget Act was passed of $1.3 billion.

Fiscal Year 2006-07 Budget. The 2006-07 Governor’s Budget, released on January 10, 2006, estimated that the operating deficit for 2006-07 would be $6.3 billion. About $1.6 billion of this gap, however, is based on prepayments and scheduled payments from the General Fund to other funds and sources, which were used to balance earlier budgets, leaving what the Administration termed as an “effective operating deficit” of about $4.7 billion.

The final 2006-07 Budget Act (the “2006 Budget Act”) was signed by the Governor on June 30, 2006, along with a series of companion implementing bills. The final 2006 Budget Act enacted a spending plan of about $127.9 billion, of which $101.3 billion will be from the General Fund, an increase of 9.2 percent over the prior year. The Governor vetoed spending of about $112 million ($62 million General Fund). General Fund revenues and transfers are projected to be about $94.4 billion, a 1.7 percent increase. The difference will be made up by applying a portion of the $9.0 billion reserve at June 30, 2006. While the “operating shortfall” between revenues and expenditures is $6.9 billion, the Administration states that $2.1 billion will go into reserves, and another $2.8 billion will be used to repay and prepay prior budgetary loans, leaving a much smaller “effective operating deficit.” The 2006 Budget Act also included Special Fund expenditures of $26.6 billion and Bond Fund expenditures of $3.6 billion. The State issued $1.5 billion of revenue anticipation notes to fund its cash management program for 2006-07, the lowest borrowing since 2000.

The final 2006 Budget Act closely resembled the plan presented by the Governor in the 2006 May Revision. Its principal components included the following:

1. Debt Repayment—A total of $2.8 billion ($2.6 billion from the General Fund) will be used to prepay previous obligations and borrowings which were used to fund deficits in prior fiscal years. The largest component is a prepayment of $1.4 billion owed to State transportation funds for previous diversion of sales tax revenues on gasoline, which was otherwise scheduled to be made in the 2007-08 fiscal year. $472 million will be used to prepay Economic Recovery Bonds; $347 million will repay and prepay other loans from special funds; almost $550 million will be used to repay and prepay obligations owed to local governments and schools, and $32 million will be used to prepay general obligation bonds coming due in the next two fiscal years.

2. Proposition 98—General Fund expenditures for K-12 schools are budgeted at $41.3 billion, an increase of almost $3 billion over 2005-06. This amount is about $600 million higher than the minimum Proposition 98 guaranty. Per-pupil Proposition 98 spending for K-12 schools is estimated at $8,288, compared to $7,045 for 2004-05. Total Proposition 98 expenditures for K-12 schools (which includes local property taxes) total $49.1 billion, or 10.0 percent above final 2005-06 figures. These amounts include an agreement to fund an additional $2.5 billion for K-12 to settle litigation alleging the State underpaid schools in earlier years. Part of this amount is included in the current year and the balance will be paid over several succeeding years. The Administration proposes to obtain some of the funds for this settlement by refinancing outstanding tobacco settlement bonds. Some of the additional funds in the current year are dedicated to block grants for arts, music and physical education.

3. Higher Education—The 2006 Budget Act provides increased funding for all three higher education segments, including moneys to offset any fee increases at the University of California and California State Universities, and to reduce fees at Community Colleges. Funding increases over 2005-06 derived from the General Fund are, respectively, 8.4% for UC, 7.4% for CSU and 7.6% for Community Colleges, a total of almost $900 million.

4. Health and Human Services—The 2006 Budget Act funds $19.5 billion from the General Fund to be spent on Health programs (a 10% increase from 2005-06) and $9.8 billion for Human Services programs (a 6% increase). This funding will cover caseload increases, new funding for response to any avian flu pandemic, new funding to meet higher work participation requirements included in the new federal law extending the TANF (welfare) program, which was enacted this year, and a variety of other programs. A prior law that deferred a January 1, 2007 cost of living increase for certain social services programs was repealed, at an increased cost of $42 million.

5. Transportation Funding—The 2006 Budget Act includes $1.4 billion to fully fund Proposition 42 in 2006-07 and provides $1.4 billion for advance payment of the 2004-05 Proposition 42 loan due in 2007-08 (including interest). (Proposition 42 dedicates the sales tax on gasoline to transportation purposes, but allows suspension when budgetary needs arise, which was done for several years, giving rise to a repayment obligation.) A portion of these funds will be available for local transportation projects. The Administration continues to plan to obtain about $1 billion in funds for transportation programs from sale of the right to receive revenues from Indian gaming compacts, but this will depend on successful resolution of litigation still pending.

6. Reserves and Budget Stabilization Account—The 2006 Budget Act contains the first implementation of Proposition 58, the “Balanced Budget Amendment.” Under this law, a total of $944 million will be transferred to the Budget Stabilization Account (BSA). Half of this amount, or $472 million, will remain in the BSA as a reserve. The other half will be further transferred for the purpose of early retirement of Economic Recovery Bonds. In addition, the 2006 Budget Act includes a transfer of $1.6 billion to the Special Fund for Economic Uncertainties, thus providing total budget reserves of $2.1 billion at the end of the fiscal year.

Although the 2006-07 fiscal year budget is balanced, it will leave the State with an ongoing structural deficit, estimated in the range of $5 billion in fiscal year 2008-09 by the State Legislative Analyst’s Office. Some of this deficit can be addressed using part of any available reserves at the end of the 2006-07 fiscal year.

Updated estimates contained in the May Revision of the 2007-08 Governor’s Budget released on May 14, 2007 show the General Fund condition has improved since the enactment of the 2006 Budget Act. Revision of revenues and expenditures for the 2005-06 fiscal year and earlier periods resulted in a net increase of resources of $1 billion. Revenue estimates for 2006-07 were increased by $1.8 billion due primarily to higher major tax revenues. Expenditures for 2006-07 were increased by a net $1 billion, primarily for spending required by Proposition 98. As a result, the Administration projected the June 30, 2007 budget reserves would be about $3.7 billion, an increase of more than $1.6 billion from the original 2006 Budget Act.

Proposed 2007-08 Fiscal Year Budget. The 2007-08 Governor’s Budget, as updated in the May Revision released May 14, 2007, proposed a balanced budget based on General Fund revenues and transfers of $101.3 billion, an increase of about 7% from the prior year, with expenditures of $103.7 billion, a 1% increase from the prior year. Prior year reserves make up the difference. The proposal projects a reserve balance at June 30, 2008 of $2.2 billion, including $1.5 billion in the Budget Stabilization Account.

In order the close an operating deficit of about $2.4 billion, the Governor has made a number of fiscal proposals, including one-time gains from refinancing tobacco securitization bonds and sale of a State student loan guaranty corporation; reductions in certain health and welfare grants; application of funds from new tribal gaming compacts and other proposals, all of which will have to negotiated with the Legislature. The 2007-08 Governor’s Budget proposes full funding for K-12 schools under Proposition 98 and increased funding for higher education. The Governor also proposed consideration of sale of the State Lottery, but did not include any budgetary benefit from such a plan for 2007-08.

The Governor’s Budget proposal also includes Special Fund expenditures of $27.7 billion and Bond Fund expenditures of $12.6 billion, reflecting the start of implementation of the bond package approved by the voters in November 2006. (See next section below.) As of late July, the State Assembly had adopted a budget by a 2/3 vote, largely following the Governor’s May Revision proposals, but the State Senate had not agreed to the Assembly version. In the absence of a budget after July 1, the start of the fiscal year, certain state suppliers and local governments will not be paid until a budget is adopted, but necessary services and debt service on all outstanding debt obligations will continue to be paid from continuing appropriations.

Strategic Growth Plan. In January 2006, the Governor proposed a comprehensive Strategic Growth Plan, which was to be the first installment of a 20-year investment in the state’s infrastructure in the following five areas: transportation and air quality, education, flood control and water supply, public safety, and court and other public service infrastructure. Specifically, the plan laid out more than $222 billion in infrastructure investments over the first ten years, of which $68 billion would be financed with General Obligation (GO) Bonds, and the remainder would come from a mixture of existing and new funding sources.

In May 2006, the Legislature adopted a package of bills providing part of the infrastructure financing plan requested by the Governor. The main components of this package included four proposed bond measures on the November, 2006 ballot, containing the following elements: (i) $19.9 billion for transportation, air quality, port security and related projects; (ii) $10.4 billion for K-12 school construction and rehabilitation and higher education facilities; (iii) $4.1 billion for levee repair, flood control and related projects, and (iv) $2.9 billion for various housing programs. In addition, there was a constitutional amendment on the ballot to limit future diversions of sales taxes on gasoline from transportation purposes (Proposition 42). All five of these measures were approved by the voters at the November 7, 2006 election, at which time the Governor was also re-elected to a second term in office.

In the 2007-08 Governor’s Budget, the Governor proposed a continuation of the Strategic Growth Plan (“SGP II”) to address needs which were not included in the 2006 bond package. The Governor’s proposal includes $43.3 billion of additional bond funding, comprised of $29.4 billion of GO bonds (to be placed before the voters in 2008 and 2010), $11.9 billion of lease revenue bonds supported by the General Fund (not requiring voter approval) and $2.0 billion of revenue bonds which would be repaid from sources other than the General Fund. In May, 2007, the first element of SGP II was approved with enactment of a $7.4 billion program to use lease-revenue bonds for construction of new prison, county jail, and re-entry facilities.

The other new components of SGP II would be applied to K-12 educational facilities, higher education facilities, water supply and management, state judiciary facilities and other public service infrastructure needs. The new bond sources, if approved, together with already-approved bonds and other funds which can be leveraged, including public-private partnerships, would provide over $200 billion of total spending.

Cash Flow Requirements. The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the years between 2001 and 2004, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of deficit financing bonds approved by the voters in March 2004 (“economic recovery bonds”), supported by a special 1/4 cent statewide sales tax. The State’s improving revenue and cash position (aided significantly by the infusion of $11.25 billion in proceeds from economic recovery bonds) has allowed the State to reduce its annual RAN borrowings as part of its normal cash management program. The State’s RANs totaled $6 billion in 2004-05, $3 billion in 2005-06 and $1.5 billion in 2006-07. The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings. The ratings on California’s long-term general obligation bonds were as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch in 2000. Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of July 1, 2007, were Standard & Poor’s “A+,” Fitch “A+” and Moody’s “A1.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings. The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results—State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years.

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs.

Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations. The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on securities held in the California Municipal Fund, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such securities.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the California Municipal Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Proxy Voting Policy

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or the Distributor or the Distributor’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	The Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or the Distributor or the Distributor’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Trust’s Board of Trustees (the “Board” or “Trustees”) has adopted a policy regarding the disclosure of the Fund’s portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund’s respective shareholders; (b) does not put the interests of the Fund’s Investment Adviser, the Fund’s Distributor, or any affiliated person of the Fund, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Fund offers and redeems its shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and other service providers, such as the Fund’s distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Fund, and the terms of the Fund’s current registration statement. In addition, the Fund will disclose its portfolio holdings and the percentages they represent of the Fund’s net assets at least monthly, but as often as each day the Fund is open for business, online at www.iShares.com. More information about this disclosure is available at www.iShares.com.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 70 days after the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. The Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Trust’s Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Index

A brief description of the Underlying Index on which the Fund is based and the equity markets in which the Fund invests are provided below.

The S&P California Municipal Bond Index

Number of Components: approximately [            ]

Index Description, The S&P California Municipal Bond Index (the “Index”) is a broad, comprehensive, market value weighted index designed to measure the performance of the investment-grade California sector of the U.S. municipal bond market. As of [            ], the Index consisted of [            ] bonds, with a total market value of US$ [            ] billion. The Index is a subset of the S&P National Municipal Bond Index and represented approximately 23% of the weight of the S&P National Municipal Bond Index as of July 2007.

Index Methodology, To be included in the Underlying Index bonds must meet all of the following criteria: (i) the bond issuer is from a California State or local government or agency such that interest on the bond is exempt from U.S. federal and California State income taxes and the federal alternative minimum tax (AMT) as determined by the Index Provider in accordance with its methodology; (iii) the bond must be denominated in U.S. Dollars; (iii) the bond must have a rating of at least BBB- by S& P, Baa3 by Moody’s, or BBB- by Fitch. A bond must be rated by only one of the three rating agencies in order to qualify for the index. For the avoidance of doubt, the lowest rating will be used in determining if a bond is investment grade; (iv) the bond must have a minimum total par or “face value” amount outstanding (“Par Amount”) of US$ 100 million to be eligible for inclusion and must maintain a minimum Par Amount greater than or equal to US$ 100 million as of seven days prior to last Business Day of each month

(“Rebalancing Reference Date”), (v) as of the last Business Day of each month (“Rebalancing Date”), the bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month. “Business Day” is defined as any day that U.S. municipal bonds are traded, as determined by the Securities Industry and Financial Markets Association (SIFMA) and/or the New York Stock Exchange (“NYSE”). Bonds that are completely called or tendered during the course of the month and bonds that are scheduled to be completely called or redeemed, during the course of the month following the Rebalancing Date, will be removed on the Rebalancing Date. At each monthly rebalancing, no index constituent can represent more than 30% of the weight of the index, and the five highest weighted index constituents do not account for more than 65% of the weight of the index in aggregate. The following types of bonds are specifically excluded from the Index: commercial paper, derivative securities (inverse floaters, forwards, and swaps), housing bonds, non-rated bonds, notes, taxable municipals, tobacco bonds, and variable-rate debt and certain conduit financed municipal securities.

Component Selection Criteria, Eligible bonds are approved by the Standard & Poor’s Index Committee who oversees the management of the index and are added to the Index on the next Rebalancing Date, subject to the schedule of the monthly rebalancing procedures.

Index Maintenance, The S&P California Municipal Bond Index (the “Index”) is a market value weighted index. Standard & Poor’s pricing division, Securities Evaluations reports the price of each bond in the index each day. The prices used in the index calculation will add the accrued interest for each bond to the price reported by Standard & Poor’s. The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the capital gains or losses due to changes in Standard & Poor’s end-of-day price and principal repayments. The Index is generally reviewed and rebalanced on a monthly basis. The Standard & Poor’s Index Committee, nevertheless, reserves the right to make adjustments to the Index at any time that it believes appropriate. Additions, deletions and other changes to the Index arising from the monthly rebalancing are published four Business Days prior to the last business day of the month (the “Announcement Date”). Publicly available information, up to and including the close on the seventh Business Day preceding the Rebalancing Date, is considered in the rebalancing. Index changes published in the announcement will not normally be subject to revision and will become effective after the close. However, credit rating changes that occur on a Business Day prior to the Rebalancing Date will be reflected in the rebalancing, where such changes would cause any one of the following: (i) deletion of an index bond because it no longer meets the eligibility criteria; (ii) removal of a bond from the additions list because it is no longer an eligible bond; (iii) removal of an index bond from the deletions list because it is once again eligible. Users will be notified of any ratings-driven changes to the rebalancing.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund’s investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1.

Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.

Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities. Except with regard to investment limitation three above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

BGFA monitors the liquidity of restricted securities in the Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security;

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), and Barclays Foundry Investment Trust (“BFIT”), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of [            ] Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for MIP, BGIF, and BFIT and, as a result, oversees an additional [            ] portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (1961)	Trustee and Chairman (since 2003)	Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP; Trustee (since 2007) of BFIT; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez (1962)	Trustee (since 2003)	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc. Director (since 2005) of Real Estate Equity Exchange.

*	Lee Kranefuss and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Fund’s investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees

George G.C. Parker (1939)	Trustee (since 2000) Lead Independent Trustee (since 2006)	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert (1949)	Trustee (since 2005)	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (since 2004) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School	Director (since 2005) of iShares, Inc.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Charles A. Hurty (1943)	Trustee (since 2005)	Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan (1955)	Trustee (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Common fund Distressed Debt Partners II.

Robert H. Silver (1955)	Trustee (since March 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since March 2007) of iShares, Inc.; Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Officers

Michael A. Latham (1965)	President (since 2007)	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003-2007); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).

Geoffrey D. Flynn (1956)	Treasurer and Chief Financial Officer (since 2007)	Director, Mutual Fund Operations, BGI (since 2007); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (1952)	Secretary (since 2007)	Head of Legal Administration—IIB, and BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel, Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (1963)	Vice President and Chief Legal Officer (since 2007)	Associate General Counsel, BGI (since 2004); First Vice President, Merrill Lynch Investment Managers (1993-2004).

Amy Schioldager (1962)	Executive Vice President (since 2007)	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

H. Michael Williams (1960)	Executive Vice President (since 2007)	Head, Global Index and Markets Group, BGI (since January 2006); Global Head of Securities Lending, BGI (2002-2006).

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years

Patrick O’Connor (1967)	Vice President (since 2007)	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (since 1999).

Lee Sterne (1965)	Vice President (since 2007)	Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-2004).

Matt Tucker (1972)	Vice President (since 2007)	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust:

Name of Trustee*	Name of iShares Index Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond iShares Russell 3000 iShares iBoxx $ Investment Grade Corporate Bond iShares Dow Jones Select Dividend	$50,001-$100,000 Over $100,000 $10,001-$50,000 $10,000-$50,000	Over $100,000

John E. Martinez	iShares MSCI EAFE iShares Russell 1000 iShares Russell 1000 Value iShares Russell 2000 iShares S&P 500	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

George G.C. Parker

iShares Dow Jones Select Dividend

iShares FTSE/Xinhua China 25

iShares iBoxx $ Investment Grade

Corporate Bond

iShares Lehman 1-3 Year Treasury Bond

iShares MSCI EAFE

iShares MSCI Emerging Markets

iShares MSCI Mexico

iShares Russell 1000 Value

iShares Russell 2000

iShares Russell 2000 Value

iShares S&P 100

iShares S&P 500

iShares S&P 500 Growth

iShares S&P 500 Value

iShares S&P Midcap 400 Value

iShares S&P Global 100

Over $100,000

Over $100,000

Over $100,000

$1-$10,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

$50,001-$100,000

Over $100,000

Over $100,000

Over $100,000

$10,001-$50,000

Over $100,000

Over $100,000

$10,001-$50,000

Over $100,000

Name of Trustee*	Name of iShares Index Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
Cecilia H. Herbert	iShares MSCI Hong Kong iShares MSCI Japan iShares Dow Jones Consumer Goods Sector	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	Over $100,000

Charles A. Hurty	iShares S&P 500 iShares FTSE/Xinhua China 25 iShares Dow Jones Financial Sector iShares Dow Jones U.S. Energy Sector iShares Dow Jones U.S. Technology Sector iShares MSCI EAFE iShares MSCI Japan	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000	Over $100,000

John E. Kerrigan	iShares Russell 1000 iShares MSCI Japan iShares MSCI Pacific ex-Japan iShares MSCI EAFE	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

*	The dollar range of equity securities beneficially owned by Robert H. Silver is not reflected in the table because he was elected to serve as an Independent Trustee of the Trust effective March 9, 2007.

As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members owned beneficially or of record any securities of BGFA (the Fund’s investment adviser), the Distributor (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or the Distributor.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee is not required to consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met three times during the calendar year ended December 31, 2006.

Remuneration of Trustees. Effective January 1, 2007, the Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board’s Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; also the Trust paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board’s Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Fund and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0
John E. Martinez	$60,000	Not Applicable	Not Applicable	$120,000

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

**	Includes compensation for service on the Board of Directors of iShares, Inc.

***	Lee T. Kranefuss was not compensated by the Trust due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2006:

Name of Independent Trustee[3]	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Fund and Fund Complex**
Richard K. Lyons[1]	$50,869	Not Applicable	Not Applicable	$154,413	***
George G.C. Parker	$85,000	Not Applicable	Not Applicable	$170,000
W. Allen Reed[2]	$36,250	Not Applicable	Not Applicable	$72,500
Cecilia H. Herbert	$60,000	Not Applicable	Not Applicable	$120,000
Charles A. Hurty	$66,250	Not Applicable	Not Applicable	$132,500
John E. Kerrigan	$60,000	Not Applicable	Not Applicable	$120,000

[1]	Served as Trustee through November 6, 2006
[2]	Served as Trustee through June 30, 2006
[3]	Compensation is not shown for Robert H. Silver because he was elected to serve as an Independent Trustee of the Trust effective March 9, 2007.
*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Includes compensation as Trustee for BGIF and MIP, investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.

The Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of [            ].

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except expense interest, and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund’s average net assets) of:

Fund	Management Fee
iShares S&P California Municipal Bond Fund	[	]%

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI, and BGFA from controlling, or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Fund, as indicated in the table below: 1

Joel Silva

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Lee Sterne

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

[1]	Information provided in the table is as of [ ].

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

As of [            ], with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, each Portfolio Manager receives a salary and is eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. Each Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. Each Portfolio Manager’s salary and annual bonus is paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of [            ], Joel Silva and Lee Sterne beneficially owned shares of the Fund, for which they are primarily responsible for the day-to-day management, in amounts reflected in the following table:

Joel Silva

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P California Municipal Bond Fund

Lee Sterne

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P California Municipal Bond Fund

Codes of Ethics. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street Bank”) serves as administrator, custodian and transfer agent for the Fund. State Street Bank’s principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, State Street Bank provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, State Street Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, State Street Bank maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. State Street Bank is required, upon the order of the Trust, to deliver securities held by State Street Bank and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, State Street Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street Bank acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, State Street Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company (“DTC”) Participants (as defined below) and/or Investor Services Organization.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

Index Provider. The Fund is based upon a particular bond market index compiled by Standard & Poor’s. Standard & Poors is not affiliated with the Trust or with BGI or its affiliates. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the Index Provider. BGI has provided the applicable sub-licenses without charge to the Fund.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, but such transactions may be subject to mark-ups or mark-downs.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Additional Information Concerning the Trust

The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 100 Funds. The Trust issues shares of beneficial interests in the Fund, with no par value. The Board may designate additional funds. The Trust is currently registered with the SEC as an open-end management investment company.

Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular fund differently from other funds, shareholders of that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the Securities and Exchange Act of 1934 (“the 1934 Act”) and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to the Fund is any day the [Listing Exchange] on which the Fund is listed for trading, is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, the Deposit Securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the Fund’s Underlying Index (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The portfolio of securities required for purchase of a Creation Unit Aggregation may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The adviser expects that the Deposit Securities and Fund Securities, as the case may be, in connection with a purchase or redemption of a Creation Unit Aggregation, to reflect an optimal representation of the accessibility of the Fund’s holdings.

The Cash Component is sometimes also referred to as the Balancing Amount. The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount”, which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments, and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for municipal securities or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of the Fund must be received by the Distributor no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create

Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Fund. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for municipal securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for the Fund is generally the third business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with State Street Bank by 3:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC’s Continuous Net Settlement, Federal Reserve, State Street Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the “cash in lieu” portion of its investment. The following table sets forth the standard creation transaction fee for the Fund:

Fund	Standard Creation Transaction Fee*
iShares S&P California Municipal Bond Fund	$	[	]

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund only on a Business Day. The Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities (“Fund Securities”) received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee listed below. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a “qualified institutional buyer”, as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following table sets forth the standard creation Redemption fee for the Fund:

Fund	Standard Redemption Transaction Fee*
iShares S&P California Municipal Bond Fund	$	[	]

*	If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for the Fund. To be eligible to place redemption orders for Creation Unit Aggregations of the Fund, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date, except as described below; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street Bank no later than 3:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. On days when the Listing Exchange or the bond markets close earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by State Street Bank and marked to market daily, and that the fees of State Street Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to State Street Bank prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the Fund are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105% of the missing shares (marked to market daily).

If it is not possible to effect deliveries of the Fund Securities applicable in connection with a redemption request, the Trust may in its discretion exercise its option to redeem such shares in cash and/or other portfolio securities, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash and/or other portfolio securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and 90% of its net tax-exempt income for the taxable year and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company’s taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer, of two or more issuers that are controlled by the Fund (within the meaning of Section 851(c)(2) of the IRC), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. The Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivision, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, all of its net tax-exempt income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income. However, any dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax.

Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, along with the alternative minimum tax, that the Fund distributes will be reported and such income must be reported on the shareholder’s federal income tax return.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend.

An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period; or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of the Fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRC may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the IRC or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate (currently 28%), and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS, (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Sections 351 and 362. The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax-Exempt Interest Income. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends.

Individual shareholders of the Fund who are subject to California personal income taxation will not be required to include in their California gross income that portion of their federal exempt-interest dividends which the Fund clearly and accurately identifies as directly attributable to interest earned on obligations the interest on which is exempt from California personal income taxation, provided that at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of such obligations. Distributions to individual shareholders derived from interest on Tax-Exempt Securities issued by governmental authorities in states other than California or on other obligations or investments the interest or other income on which is not exempt from California personal income taxation and short-term capital gains will be taxed as dividends for purposes of California personal income taxation. The Fund’s long-term capital gains for Federal income tax purposes that are distributed to the shareholders will be taxed as long-term capital gains to individual shareholders of the Fund for purposes of California personal income taxation. Gain or loss, if any, resulting from a sale or redemption of shares will be recognized in the year of the sale or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes.

Generally, corporate shareholders of the Fund subject to the California franchise tax will be required to include any gain on a sale or redemption of shares and all distributions of exempt interest, capital gains and other taxable income, if any, as income subject to such tax.

The Fund will not be subject to California franchise or corporate income tax on interest income or net capital gain distributed to the shareholders.

Shares of the Fund will be exempt from local property taxes in California.

Shares of the Fund will not be excludable from the taxable estates of deceased California resident shareholders for purposes of the California estate and generation skipping taxes. California estate and generation skipping taxes are creditable against the corresponding Federal taxes.

The foregoing is a general, abbreviated summary of certain of the provisions of California law presently in effect as it directly governs the taxation of the shareholders of the Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the Fund’s transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. It is not expected that a substantial portion of the Fund’s dividends will be designated as qualified dividend income. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains.

If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income or as qualified dividends. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible. Consult your financial intermediary or tax advisor.

Market Discount. Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the fund to include the market discount in income as it accrues, gain on the fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from the Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a real estate investment company (“REIT”) and if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to the Fund’s sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution.

Reporting. If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.[                        ], located at [                        ], serves as the Trust’s independent registered public accounting firm, audits the Fund’s financial statements and may perform other services.

Shareholder Communication to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A.—Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

Appendix A

DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.
2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
3.	There is a lack of essential data pertaining to the issue or issuer.
4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to- date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well established industries.
•

High rates of return on funds employeds. Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred–and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper

A: S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

High Yield Bond Ratings

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ”DD” and ”D” are generally undergoing a formal reorganization or liquidation process; those rated ”DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated ”D” have a poor prospect of repaying all obligations.

Investment Grade Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

C: High default risk. Default is a real possibility Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F-l”.

“NR” indicates that Fitch does not rate the issuer or issue in question

“Withdrawn”: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

iShares®

iShares Trust

iShares Trust (the “Trust”) is a registered investment company that consists of over          separate investment portfolios called “Funds.” This Prospectus relates to the following Fund:

iShares S&P New York Municipal Bond Fund

The Fund issues and redeems shares at their net asset value (“NAV”) only in blocks of [100,000] shares or multiples thereof (“Creation Units”). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. These transactions are usually in exchange for a basket of securities similar to the Fund’s portfolio and an amount of cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”).

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated [                    ], 2007

“Standard & Poor’s®,” “S&P®” and “S&P New York Municipal Bond Index” are trademarks of The McGraw-Hill Companies, Inc. and are marks that have been licensed for use for certain purposes by BGI.

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Introduction

This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. BGFA is a subsidiary of BGI. The shares of the Fund are listed and trade at market prices on [            ], a national securities exchange The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The Fund is an exchange traded fund (commonly referred to as an “ETF”). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Fund at NAV. Also, unlike shares of a mutual fund, the shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objective of the Fund

The Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.).

Additional information regarding the Index Provider is provided in the Index Provider section of this Prospectus.

Principal Investment Strategies of the Fund

The principal investment strategies of the Fund are described below. Additional information regarding the Fund’s principal investment strategies is provided in the Description of the Fund section of this Prospectus.

BGFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that the Fund may substantially outperform its Underlying Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will generally invest at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds, whether or not affiliated with BGFA), as well as in

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municipal bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as future corporate actions and index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by the State of New York and its municipalities whose interest is exempt from federal and New York State income tax and the federal alternative minimum tax (“AMT”). In addition, the Fund intends to invest any cash assets in one or more non-affiliated third party tax free money market funds.

BGFA uses a representative sampling indexing strategy to manage for the Fund as described below.

Representative Sampling

“Representative sampling” is an indexing strategy that involves investing in a representative sample of the bonds included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. The bonds selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the bonds that are included in the Underlying Index.

Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, market impact, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index) or representative sampling.

BGFA expects that, over time, the correlation between the Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and the Fund’s actual percentage correlation with its Underlying Index is called “tracking error.” The Fund’s use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets), in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risks of the Fund

The Fund may be subject to the principal risks noted below. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and its ability to meet its investment objective.

Asset Class Risk

The returns from the types of bonds in which the Fund invests may underperform returns from the various general bonds markets or different asset classes. The securities in the Underlying Index may underperform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of bonds tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

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Call Risk

During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity, which may result in the Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income (also known as prepayment risk).

Concentration Risk

If the Underlying Index of the Fund concentrates in a particular state or geographic area, or in a particular industry, group of industries or sector, the Fund will be similarly concentrated and it may be adversely affected by the performance of those bonds and its shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment. An investment in the Fund should not constitute a complete investment program.

Since the Fund invests a substantial portion of its assets in New York municipal instruments, it will be more exposed to negative political, economic and statutory factors within the State of New York than a Fund that invests more widely. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market.

Credit Risk

Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations.

There is the chance that any of the Fund’s portfolio holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Interest Rate Risk

As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Issuer Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.

The Underlying Index includes municipal bonds from issuers that are primarily New York State or local governments or agencies such that the interest on the bond is exempt from U.S. federal and New York State income taxes and the federal alternative minimum tax as determined by the Index Provider in accordance with its methodology. The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BGFA will rely on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BGFA nor the Fund guarantee that these opinions are correct, and there is no assurance that the Internal Revenue Service (“IRS”) will agree with bond counsel’s opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

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Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

Management Risk

The Fund may be subject to management risk because the Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Management risk is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. The Fund is managed in a manner that seeks to track the Fund’s Underlying Index, and is therefore subject to passive investments risk, which is described below.

Market Risk

The Fund’s NAV will react to securities market movements. You could lose money over short periods due to short-term market movements, and over longer periods during general market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline for many reasons, including due to general market conditions or economic trends or events which are not particularly related to a municipality or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Market Trading Risks

Absence of Active Market

Although shares of the Fund are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

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Shares of the Fund Will Trade at Prices Other Than NAV

Shares of the Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the most recent prior calculation. The trading prices of the Fund’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund’s shares are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund’s shares normally will trade on exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existance of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

Costs of Buying or Selling Fund Shares

Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers determined by that broker. In addition, you will also incur the cost of the “spread” – that is, the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Municipal Securities Risk

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Diversification Risk

The Fund is classified as “non-diversified”. A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. Funds that invest in a relatively small number of issuers are more susceptible to the risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a similar state.

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Passive Investments Risk

The Fund is not actively managed. The Fund may be affected by a general decline in the bond market segments relating to its Underlying Index. The Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Tax Risk

There is no guarantee that the Fund’s income will be exempt from federal or New York income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt.

Federal or state changes in income or federal AMT rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Tracking Error Risk

Imperfect correlation between the Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause the Fund’s performance to diverge from the performance of its Underlying Index. This is called “tracking error.” Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).

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Description of the Fund

iShares S&P New York Municipal Bond Fund

CUSIP:

Trading Symbol:

Underlying Index: S&P New York Municipal Bond Index

Investment Objective

The iShares S&P New York Municipal Bond Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the New York municipal bond sector of the U.S. municipal bond market as defined by the S&P New York Municipal Bond Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index measures the performance of the investment grade segment of the New York municipal bond market. As of [                    ] 2007, there were [    ] issues included in the Underlying Index.

The Index is a subset of the S&P National Municipal Bond Index and is comprised of municipal bonds issued in the State of New York. The Underlying Index includes municipal bonds from issuers in the State of New York that are New York state or local governments or agencies such that the interest on the bond is exempt from U.S. federal and New York State income taxes and the federal alternative minimum tax (AMT) as determined by the Index Provider in accordance with its methodology. Each bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s® Investors Service, Inc., or BBB- by Fitch Inc. Each bond must be denominated in U.S. dollars. Each bond included in the Underlying Index must have a minimum par amount outstanding of US$ 100 million. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

Principal Risks

The Fund is subject to the risks identified in the Principal Risks of the Fund section of this Prospectus. In addition, the Fund is subject to the risks listed below:

New York-specific risk is the risk that a Fund that invests a substantial portion of its assets in New York municipal instruments will be more exposed to negative political, economic and statutory factors within the State of New York than a Fund that invests more widely. The State’s economy is projected to continue to expand in 2007, albeit at a lower rate than in 2006. The State’s budget, enacted on April 1, 2007 (the first day of the fiscal year) shows the State General Fund in balance on a cash basis and disbursements from All Governmental Funds (which includes Federal funds) exceeding All Funds receipts by approximately $1.2 billion. The budget maintains reserves of approximately $3 billion, comparable to the level at the end of fiscal year 2006-07. The State projects that it will issue approximately $6.1 billion of State-supported debt in fiscal year 2007-08. For additional information on New York municipal instruments, see the SAI.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

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Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund:

Annual Fund Operating Expenses[2]
Fund	Shareholder Fees[1]	Management Fees		Distribution and Service (12b-1) Fees	Other Expenses[3]	Total Annual Fund Operating Expenses
iShares S&P New York Municipal Bond Fund	None	[	]%	None	None	[	]%

[1]	Fees paid directly from your investment.
[2]	Expenses that are deducted from the Fund’s assets, expressed as a percentage of average net assets.
[3]

The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Fund, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

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Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year			3 Years
iShares S&P New York Municipal Bond Fund	$	[	]	$	[	]

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In seeking to achieve the Fund’s investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses distribution fees or expenses and extraordinary expenses.

BGFA is entitled to receive management fees from the Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Management Fee
iShares S&P New York Municipal Bond Fund	[	]%[1]

[1]	Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of [                    ], 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $     trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement with BGFA will be available in the Fund’s semi-annual report for the period ending [                    ].

Portfolio Managers

Joel Silva and Lee Sterne (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his authority.

Joel Silva has been employed by BGFA and BGI as a Portfolio Manager since July 2007. Prior to becoming a Portfolio Manager, Mr. Silva was employed as a Managing Director for Stone & Youngberg LLC where he traded and underwrote

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municipal securities from 2002 to 2007. Mr. Silva received a Master’s degree in Business Administration from California State University, Hayward. Lee Sterne has been employed by BGFA and BGI as a portfolio manager since 1996.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership (if any) of shares in the Fund.

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street Bank”) is the administrator, custodian and transfer agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website www.iShares.com.

Buying and Selling Shares

Shares of the Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the “spread” – that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of the Fund based on its shares trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund’s shares trade under the trading symbol listed for the Fund in the Description of the Fund section of this Prospectus.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s primary listing exchange is shown below:

Fund	Primary Listing Exchange
iShares S&P New York Municipal Bond Fund	[	]

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

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Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book-entry or “street name” form.

Share Prices

The trading prices of the Fund’s shares in the secondary market generally will differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

Determination of Net Asset Value

State Street Bank calculates the NAV for the Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating the Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which the Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act

12

of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund generally distributes net capital gains, if any, to shareholders annually. The Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a registered investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Taxes on Distributions

Federal. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.

Distributions from the Fund’s net investment income (other than qualified dividend income and net tax-exempt income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you, if you are an individual, at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital

13

gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by the Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. It is not expected that a substantial portion of the Fund’s dividends will be designated as qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January however, may be treated as paid on December 31 of the prior year.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income or as qualified dividends. Consult your financial intermediary or tax advisor.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains, exempt-interest dividends or upon the sale of other disposition of shares of the Fund. In addition, for taxable years of the Fund beginning on or before December 31, 2007, U.S.- source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, the Fund must designate it as such in writing to shareholders; depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are a resident or a citizen of the United States, by law, back-up withholding (currently at a rate of 28%) will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s federal income tax return.

New York. To the extent that the Fund’s income dividends are derived from New York tax-free investments, they will be free from New York State and City personal income taxes. Corporate taxpayers should note that the Fund’s income dividends and other distributions are not exempt from New York State and City franchise or corporate income taxes. In addition, interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund generally will not be deductible for New York State personal income tax purposes

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally

14

treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [100,000] shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor SEI Investments Distribution Co. (“the Distributor”). A creation transaction which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into the Fund a portfolio of bonds closely approximating the holdings and characteristics of the Fund and its Underlying Index and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement. The portfolio of bonds required for delivery of a creation unit may be a different set of bonds than the Fund will deliver upon a redemption of Fund shares.

The portfolio of securities required for purchase of a Creation Unit Aggregation may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The adviser expects that the Deposit Securities and Fund Securities, as the case may be, in connection with a purchase or redemption of a Creation Unit Aggregation, to reflect an optimal representation of the accessibility of the Fund’s holdings. The Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer”, as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

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Transaction Fees

The Fund will impose a creation/redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee.” In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of [            ], 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:

Fund	Approximate Value of a Creation Unit	Creation Unit Size		Standard Creation/ Redemption Transaction Fee			Maximum Creation/ Redemption Transaction Fee
iShares S&P New York Municipal Bond Fund	$	[100,000	]	$	[	]	$	[	]

Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor distributes Creation Units for the Fund on an agency basis. SEI does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore do not report its financial highlights.

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Index Provider

Standard & Poor’s provides financial, economic and investment information and analytical services to the financial community. Standard & Poor’s calculates and maintains the Standard & Poor’s Global 1200 Index, which includes the Standard & Poor’s 500 for the U.S., the Standard & Poor’s Europe 350 for Continental Europe and the U.K., the Standard & Poor’s/TOPIX 150 for Japan, the Standard & Poor’s Asia Pacific 50, and the Standard & Poor’s Latin America 40. Sector indexes in the S&P Global 100 Index include the Standard & Poor’s Global Energy Sector Index, the Standard & Poor’s Global Financials Sector Index, the Standard & Poor’s Global Healthcare Sector Index, the Standard & Poor’s Global Information Technology Sector Index, and the Standard & Poor’s Global Telecommunications Sector Index. Standard & Poor’s also publishes the Standard & Poor’s MidCap 400, Standard & Poor’s SmallCap 600, Standard & Poor’s Composite 1500 and Standard & Poor’s REIT Composite for the U.S. Standard & Poor’s calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a Standard & Poor’s equity index do not in any way reflect an opinion on the investment merits of the company. Standard & Poor’s is not affiliated with the Trust, BGI, BGFA, State Street Bank, or the Distributor.

BGI has entered into a license agreement with the Index Provider to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to the Trust at no charge.

Disclaimers

The iShares S&P New York Municipal Bond Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability owning or trading in shares of the Trust. Standard & Poor’s only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, trade names and service marks of Standard & Poor’s and of the Standard & Poor’s Index which is determined, composed, and calculated by Standard & Poor’s without regard to the Trust, BGI or BGFA. Standard & Poor’s has no obligation to take the needs of BGI, BGFA or the owners of shares into consideration in determining, composing or calculating the Standard & Poor’s Index. Standard & Poor’s is not responsible for and has not participated in the determination or timing of, the prices, or quantities of shares to be listed or sale or in the determination or calculation of the equation by which shares are to be converted into cash. Standard & Poor’s has no obligation or liability in connection with the administration of the Trust, or the marketing or trading of shares. Standard & Poor’s does not guarantee the accuracy and/or the completeness of the Standard & Poor’s Index or any data included therein and Standard & Poor’s shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by BGI, BGFA, owners of shares of the Trust, or any other person or entity from the use of the Standard & Poor’s Index or any data included therein. Standard & Poor’s makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor’s Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor’s have any liability for any lost profit or indirect, punitive, special or consequential damages, even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements between Standard & Poor’s and BGI and BGFA.

Shares of the Fund are not sponsored, endorsed or promoted by the [Listing Exchange]. The [Listing Exchange] makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein is determined, composed and calculated by Standard & Poor’s without regard to the Fund. The [Listing Exchange] is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The [Listing Exchange] has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

The [Listing Exchange] does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. The [Listing Exchange] makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of the subject indices or any data included therein in connection with the

17

rights licensed as described herein or for any other use. The [Listing Exchange] makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the [Listing Exchange] have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, to the owners of the shares of a Fund, or to any other person or entity, from the use of the Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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Copies of the Prospectus, SAI, and other information can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Fund or you wish to obtain the SAI free of charge, please:

Call:	1-800-iShares
(toll free)	1-800-474-2737
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern time)

E-mail:	iSharesfunds@seic.com

Write:	iShares Trust
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Information about the Fund (including its SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

Investment Company Act File No. 811-09729

For more information visit

our website or call

1-800-iShares (1-800-474-2737)

www.iShares.com

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

iShares® Trust

Statement of Additional Information

Dated [                    ], 2007

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the iShares S&P New York Municipal Bond Fund (the “Fund”) of iShares Trust (the “Trust”) as such Prospectus may be revised or supplemented from time to time.

The Prospectus for the Fund is dated [                    ], 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (the “Distributor”), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. ®iShares is a registered trademark of Barclays Global Investors, N.A. (“BGI”).

i

ii

iii

General Description of the Trust and the Fund

The Trust currently consists of over [        ] investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates solely to the iShares S&P New York Municipal Bond Fund.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the “Underlying Index”) representing a segment of the municipal bond sector of the United States as defined by the S&P New York Municipal Index. The Fund is managed by Barclays Global Fund Advisors (“BGFA” or the “Investment Adviser”), a subsidiary of BGI.

The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of fixed-income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares of the Fund are listed and traded on the [                                 (“            ”)], national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally [100,000] or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading on the [                ] (the “Listing Exchange”) and trade throughout the day on the Listing Exchange and other secondary markets. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days, (2) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker. In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for the Fund as calculated by

1

an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

An IOPV has a fixed-income component and a cash component. The fixed-income values included in an IOPV are the values of the securities represented in the Fund. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time. Therefore, the Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the fixed-income component described in the preceding paragraph, the IOPV for the Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses. The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in both fixed-income securities that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund engages in “representative sampling”, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on geographic and industry weightings), fundamental characteristics (such as yield, credit ratings, maturity and duration) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

The Fund will invest at least 80% of its assets in the securities of its Underlying Index and will generally invest 90% of its assets in the securities of its Underlying Index and in securities that provide substantially similar exposure to the securities in its Underlying Index. The Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents (including money market funds, whether or not affiliated with BGFA), as well as in municipal bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in municipal bonds not included in the Underlying Index in order to reflect prospective changes in the Underlying Index (such as index reconstitutions, additions and deletions). The Fund will generally hold municipal bond securities issued by New York State and local municipalities whose interest is exempt from federal and New York State income tax and the federal alternative minimum tax. In addition, the Fund intends to invest any cash assets in one or more non-affiliated third party tax free money market funds.

Lack of Diversification of the Fund. The Fund is a non-diversified fund. A “non-diversified” classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, the Fund may concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies. The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company”

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(“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Bonds. The Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Municipal Securities. The Fund will invest primarily in securities issued by the State of New York, its municipalities and other political subdivisions, agencies, authorities and instrumentalities. Municipal securities share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, than non-municipal securities. In addition, the municipal securities market is generally characterized as a buy and hold investment strategy. As a result, the accessibility of municipal securities in the market is generally greater closer to the original date of issue of the securities and lessens as the securities move further away from such issuance date.

Some longer-term municipal securities give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

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Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate more with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Prices and yields on municipal securities are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, municipal securities may be more difficult to value than securities of public corporations.

Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by Congress or state legislatures, thereby affecting the value of outstanding municipal securities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal securities in the same manner.

Tax Risks Associated with Municipal Securities. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus and SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

Municipal Insurance. A municipal security may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal security in the event of default by the issuer, and cover a municipal security to its maturity, enhancing its credit quality and value.

Municipal security insurance does not insure against market fluctuations or fluctuations in the Fund's share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole.

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Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the fund.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s® Investors Service (“Moody’s”) or “A-1” by Standard & Poor’s® Rating Services, a division of McGraw Hill Companies, Inc. (“S&P”), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts, and other investments that contain leverage may require the Fund to segregate liquid assets in the amount of the Fund’s obligation under the contract.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index

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contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in exchange traded futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, the Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s, S&P, Fitch Inc., (“Fitch”) Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization by the SEC, or is unrated but considered to be of equivalent quality by BGFA. Bonds rated Baa and above by Moody’s or BBB and above by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower. Please see Appendix A of this SAI for a description of each rating category of S&P, Moody’s and Fitch.

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Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Other Risks. In May 2007, the United States Supreme Court agreed to hear a case that challenges the ability of a state to tax interest payments from bonds issued by out-of-state municipal entities while exempting from tax interest payments from bonds issued by the state itself or other in-state municipalities. If the court finds that differential treatment of interest income from in-state and out-of-state bonds is impermissible, the municipal bond market might be affected, and it is possible that the value of bonds held by the fund could decline.

Special Considerations Regarding Investment in New York Municipal Obligations

Since the Fund invests a substantial portion of its assets in New York municipal instruments, it will be more exposed to negative political, economic and statutory factors within the State of New York. The following section provides only a summary of the complex factors affecting the financial situation in New York State (as used in this section, the “State”) and is not intended to be a complete description. It is primarily derived from the Annual Information Statement of the State of New York and updates and supplements thereto (collectively, the “AIS”) that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in the AIS have not been independently verified. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State since the date hereof.

Financial Disclosure for the State of New York. The State of New York’s most recently completed fiscal year began on April 1, 2006 and ended on March 31, 2007. The most recently published AIS, on which the disclosure below is based, covers that fiscal year and describes the Enacted Budget for the

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State’s fiscal year which began on April 1, 2007 and ends on March 31, 2008. The AIS was dated May 8, 2007. An update to the AIS is expected to be released in August 2007. The AIS is prepared by the Department of Budget (“DOB”) and is available at: www.budget.state.ny.us. The State’s audited financial statements for the fiscal year ended March 31, 2007 were released on July 27, 2007. The audited financial statements are prepared by the Office of the State Comptroller (“OSC”) and are available at: www.osc.state.ny.us.

Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances. Such forces may affect the State Financial Plan unpredictably from fiscal year to fiscal year. For example, the Financial Plan is necessarily based on forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of cyclical and specific changes to the national and State economies. Financial markets, which are pivotal to the economy of downstate New York, are particularly difficult to forecast. The Financial Plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity. In any year, the Financial Plan is subject to risks that, if they were to materialize, could affect operating results. The most significant current risks include the following:

Risks Related to the U.S. Economic Forecast. The forecast is contingent upon the absence of severe shocks to the economy. Unpredictable events, such as a major terrorist attack, remain the biggest risk to continued economic expansion. Other risks include a more severe-than-anticipated downturn in the housing market, lower job and income growth than expected, lower growth in household spending than implied by the forecast, a more abrupt-than-projected increase in energy prices, reductions in business capital spending, a tightening of monetary policy, higher interest rates, and a sharp reduction in the inflow of foreign funds.

Risks Related to the New York Forecast. In addition to the risks described above related to the national forecast, there are risks specific to New York. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. A tightening monetary policy or higher interest rates could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple though the economy, affecting both employment and wages.

Labor Contracts/Salary Increases. Existing labor contracts with all of the State’s major employee unions expired in 2007 and future salary increases would increase the State’s expenditures.

School Supportive Health Services. The Office of the Inspector General (OIG) of the United States Department of Health and Human Services is conducting six audits of aspects of New York State’s School Supportive Health Services program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between 1990 and 2001. As of the date of the AIS, OIG had issued four final audit reports, which cover claims submitted by upstate and New York City school districts for speech pathology and transportation services. The final audits recommend that the Centers for Medicare and Medicaid Services (CMS) disallow $722 million in claims. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. While CMS has not taken any action with regard to the disallowances recommended by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State, pending completion of the audits. Since the State has continued to reimburse school districts for certain costs, these Federal deferrals are projected to drive additional spending that has been reflected in the State’s Financial Plan.

Proposed Federal Rule on Medicaid Funding. On January 18, 2007, CMS issued a proposed rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City’s Health and Hospital Corporation (HHC)) and institutions and programs operated by the State. The proposed rule could go into effect as soon as September 2007. It is estimated the rule could result in the loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System. The states affected by the regulations are expected to challenge their adoption.

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Video Lottery Terminal Expansion. In developing annual VLT revenue estimates, the State’s four-year Financial Plan assumes the approval of an expansion plan some time in 2007-08. Additional VLT revenues from the expansion support planned School Aid spending, offsetting General Fund costs. Absent legislative approval for the expansion, General Fund support for School Aid, as well as the estimated General Fund spending gaps, would increase by $150 million in 2008-09, $357 million in 2009-10, and $766 million in 2010-11.

School Aid Database Updates. School districts are authorized to submit additional State aid claims for payment in the September following the close of such school year. Such additional claims could be greater than the amount included in the State’s Enacted Budget.

Litigation. Adverse developments in existing litigation, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2007-08 Financial Plan.

State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. The financial activities sector share of total wages is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

The New York economy continues to expand. Anticipated growth in total New York nonfarm employment for 2007 remains virtually unchanged at 0.7 percent, following downward revised growth of 0.8 percent for 2006. Projected private sector job growth is also unchanged at 0.8 percent for 2007, following an estimated 1.1 percent growth for 2006. The DOB forecast for growth in State wages and salaries has been revised up to 6.2 percent for 2007, following growth of 7.6 percent for 2006, due almost entirely to stronger finance and insurance sector bonus growth than projected in February. Growth in total New York personal income for 2007 is now projected at 5.6 percent, following growth of 6.0 percent for 2006.

State Budget. The Legislature adopted a budget for 2007-08 on April 1, 2007, the start of the State’s fiscal year. As in past years, the Legislature enacted the entire debt service bill in mid-March. The State Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund—the Fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. Since this is the fund that is statutorily required to be balanced, the focus of the State’s budget discussion is often weighted toward the General Fund.

The State also reports spending and revenue activity by two other broad measures: State Funds, which includes the General Fund and funds specified for dedicated purposes, but excludes Federal Funds; and All Governmental Funds (or “All Funds”), which includes both State and Federal Funds and provides the most comprehensive view of the financial operations of the State. In recent years, the State has financed 35-38 percent of its operations outside of the General Fund. Over time, the State has financed an increasing share of its operations outside of the General Fund. Major programmatic changes that have increased activity outside the General Fund include the financing of certain Medicaid and other health care costs under the Health Care Reform Act (“HCRA”) and the creation of the STAR real estate tax program that is funded by directing personal income tax receipts to a special revenue fund. The State has also seen growth in the portion of transportation-related revenues transferred from the General Fund to two dedicated funds in the special revenue and capital projects fund types to support the capital programs for transportation.

The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the

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recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB.

Fiscal Year 2007-08 Enacted Budget—Cash-Basis Financial Plan Overview. The Enacted Budget Financial Plan for 2007-08 is balanced on a cash basis in the General Fund, based on DOB’s current estimates. Annual spending in the General Fund is projected to grow by $2.1 billion (4.1 percent) from 2006-07 levels to $53.7 billion, which includes substantial increases in aid to public schools. The growth in spending is moderated by cost containment initiatives that reduce the overall rate of growth in health care spending. All Governmental Funds spending, which includes Federal aid, is estimated at $120.7 billion in 2007-08, an increase of $7.9 billion (7.0 percent) from 2006-07. The Enacted Budget establishes $1.2 billion in flexible reserves that are planned to help balance future budgets. The General Fund is projected to have a closing balance of $3.0 billion in 2007-08, comparable to the level at the close of 2006-07. The balance consists of $1.2 billion in undesignated reserves and $1.8 billion in reserves for designated purposes. The Enacted Budget uses approximately $1.4 billion in non-recurring resources, including approximately $671 million of prior years’ surpluses.

The Enacted Budget Financial Plan projects potential General Fund budget gaps in future years in the range of $3.1 billion in 2008-09 growing to $4.8 billion in 2009-10 and $6.6 billion in 2010-11. State law requires that the annual General Fund budget submitted by the Governor and enacted by the Legislature be in balance and the State has addressed budget gaps in many years.

The Enacted Budget Financial Plan maintains reserves of $3.0 billion in 2007-08, comparable to the level at the close of 2006-07. Reserves equal roughly 5.7 percent of projected General Fund spending. The Enacted Budget includes an initial deposit of $175 million to the new Rainy Day Reserve that may be used to respond to an economic downturn or catastrophic event and a $250 million deposit to the State’s Debt Reduction Reserve that will be used to eliminate high-cost debt. The reserves also include $1.0 billion in the Tax Stabilization Reserve Fund, $1.2 billion in a flexible reserve that is planned to lower the outyear budget gaps, and $353 million in the Community Projects Fund to finance existing legislative “member item” appropriations. There is also $21 million in the Contingency Reserve Fund for litigation risks.

Receipts. All Funds receipts are projected to total $119.5 billion, an increase of $7.1 billion (or 6.3 percent) over 2006-07 results. The total comprises tax receipts ($62.0 billion), Federal grants ($37.1 billion) and miscellaneous receipts ($20.4 billion). All Funds tax receipts are projected to grow by more than $3.2 billion. All Funds Federal grants are expected to increase by more than $1.5 billion, or 4.4 percent. All Funds Miscellaneous receipts are projected to increase by approximately $2.3 billion, or 12.9 percent. After controlling for the impact of all policy changes, base tax revenue growth is estimated to be 7.8 percent for fiscal year 2007-08. Total State Funds receipts are projected at $82.3 billion, an increase of $5.5 billion, or 7.2 percent from 2006-07 receipts. Total General Fund receipts are projected at $53.7 billion, an increase of $2.3 billion, or 4.5 percent from 2006-07 results. General Fund tax receipt growth is projected to be 1.5 percent over 2006-07 results and General Fund miscellaneous receipts are projected to increase by $217 million. The relatively small growth in General Fund tax receipts largely reflects non-tax and non-economy related factors including proposals increasing STAR benefits and earmarking additional funds to debt service funds.

Base tax receipts growth, adjusted for law changes, in tax receipts for fiscal year 2006-07 was a strong 12.8 percent. This was the third consecutive year of double digit growth in base tax receipts. Strong economic growth, especially concentrated in downstate New York over the past several years, has driven large gains in receipts. It is expected that the rapid expansion in base revenue will stay strong in 2007-08 at 7.8 percent and moderate in 2008-09 and beyond.

All Funds income tax receipts are projected to increase $2.2 billion over the prior year to total $36.8 billion. General Fund income tax receipts for 2007-08, which are net of deposits to the STAR Fund and the Revenue Bond Tax Fund (to pay certain bonds) are projected to remain almost flat at about $22.9 billion for 2007-08.

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All Funds user taxes and fees receipts for 2007-08 are projected to be $14.2 billion, an increase of $730 million or 5.4 percent from 2006-07. General Fund user taxes and fees receipts are projected to total $8.6 billion in 2007-08, an increase of $381 million or 4.7 percent from 2006-07. This increase largely reflects the projected growth in the sales tax base (4.1 percent), the collection of taxes on sales to non-Native Americans on New York reservations and a reclassification of motor vehicle fees.

All Funds business tax receipts for 2007-08 of more than $8.9 billion are estimated to increase by nearly $313 million or 3.6 percent over the prior year, in part due to enacted provisions that will close corporate tax loopholes that have allowed bank and corporate franchise taxpayers to use complex tax shelter techniques to avoid tax. General Fund business tax receipts for 2007-08 of $6.7 billion are estimated to increase $211 million, or 3.3 percent, over the prior year.

All Funds other tax receipts in 2007-08 are projected to be roughly $2 billion, down $62 million or 3.0 percent from 2006-07, reflecting retrenchment in real estate transfer tax receipts and a slight increase in estate tax collections. General Fund other tax receipts for 2007-08 are projected to total more than $1.1 billion or a $60 million increase with estate tax collections expected to grow modestly.

Disbursements. In 2007-08, General Fund spending, including transfers to other funds, is projected to total $53.7 billion. State Funds spending, which includes both the General Fund and spending from other funds supported by assessments, tuition, HCRA resources and other non-Federal revenues, is projected to total $83.8 billion in 2007-08. All Funds spending, the broadest measure which includes Federal aid, is projected to total $120.7 billion in 2007-08.

In 2007-08, All Funds spending for local assistance is expected to total $85.7 billion, an increase of $4.9 billion (6.1 percent) over 2006-07 results. Local assistance includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance comprises 71 percent of All Funds spending, with the disbursements concentrated in State aid to medical assistance providers and public health programs and State aid to school districts, universities and tuition assistance programs. Approximately 42 percent of local assistance costs are paid from the General Fund.

All Funds State Operations spending (including salaries of State employees and operating costs of State agencies) is projected at $18.7 billion in 2007-08. Approximately 93 percent of the State workforce is unionized. The State workforce, which reflects full-time employees of the Executive Branch, excluding the Legislature, Judiciary, and contractual labor, is projected to total 198,413 in 2007-08, an increase of 2,887 FTEs over 2006-07 levels. Approximately 53 percent of State Operations expenses are paid from the General Fund.

All Funds spending on General State Charges (primarily fringe benefits provided to State employees, tax payments to municipalities related to public lands and certain litigation against the State) is expected to total $5.4 billion in 2007-08, and comprises health insurance spending for employees ($1.6 billion) and retirees ($1.0 billion), pensions ($1.2 billion) and social security ($873 million). Approximately 85 percent of General State Charges are paid from the General Fund.

All Funds debt service is projected to decrease to $4.1 billion in 2007-08, of which $1.58 billion is paid from the General Fund through transfers and $2.6 billion from other State funds, primarily dedicated taxes. The year-to-year decrease is due to the timing of payments which were made at the end of 2006-07 (absent such payments, 2007-08 debt service would have increased by an estimated 4.3 percent).

All Funds capital spending of $5.6 billion in 2006-07 is projected to increase to $7.3 billion in 2007-08. In fiscal year 2007-08, transportation spending, primarily for improvements and maintenance to the State’s highways and bridges, continues to account for the largest share (57 percent) of this total. The balance of projected spending will support capital investments in the areas of education, mental hygiene and public protection, economic development and government oversight, parks and the environment, and health and social welfare, general government, and other areas. Most capital spending is paid from sources other than the General Fund.

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GAAP-Basis Financial Plan; GASB 45. In addition to the cash-basis Financial Plans, the General Fund and All Funds Financial Plans are prepared on a basis of generally accepted accounting principles (“GAAP”) in accordance with Governmental Accounting Standards Board (“GASB”) regulations. In 2007-08, the General Fund GAAP Financial Plan shows total revenues of $45.0 billion, total expenditures of $55.3 billion, and net other financing sources of $9.7 billion, resulting in an operating deficit of $559 million and a projected accumulated surplus of $1.1 billion. These changes are due primarily to the use of a portion of the prior years’ surpluses to support 2007-08 operations.

GASB Statement 45 “Accounting and Financial Reporting by Employers for Post-employment Benefits Other than Pensions” requires State and local governments to reflect the value of post-employment benefits, predominantly health care, for current employees and retirees beginning with the financial statements for the 2007-08 fiscal year. The State used an independent actuarial consulting firm to calculate retiree health care liabilities. Assuming there is no pre-funding of this liability, the analysis performed April 1, 2006 indicates that the present value of the actuarial accrued total liability for benefits would be roughly $49.7 billion, using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method. This is the actuarial methodology recommended by OSC to be used to implement GASB Statement 45.

The actuarial accrued liability was calculated using a 4.155 percent annual discount rate, a payroll growth rate of 3.5 percent annually, an increase of per capita medical costs of 10 percent in 2007-08 declining by 1 percent annually to 5 percent annual growth for 2013-14 and thereafter, and drug costs of 12 percent in 2007-08 declining by 1 percent annually to 5 percent annual growth beginning in 2014-15 and thereafter.

The State’s total unfunded liability will be disclosed in the 2007-08 basic financial statements. While the total liability is substantial, GASB rules indicate it may be amortized over a 30-year period; therefore, only the annual amortized liability above the current pay-as-you-go costs would be recognized in the financial statements. Assuming no pre-funding, the 2007-08 liability would total roughly $3.8 billion under the Frozen Entry Age actuarial cost method amortized based on a level percent of salary, or $2.8 billion above the current pay-as-you-go retiree costs. This difference between the State’s pay-as-you-go costs and the actuarially determined required annual contribution under GASB Statement 45 would reduce the State’s currently positive net asset condition. GASB does not require and the Financial Plan for 2007-08 does not assume pre-funding of the GASB 45 liability.

Fiscal Year 2006-07 Cash-Basis Results (Unaudited)

General Fund. DOB reported a 2006-07 General Fund surplus of $1.5 billion. Results for 2006-07 were $1.5 billion higher than the balanced Enacted Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion. Disbursements, including transfers to other funds, totaled $51.6 billion.

The General Fund ended the 2006-07 fiscal year with a balance of $3.0 billion, which included dedicated balances of $1.0 billion in the Tax Stabilization Reserve Fund (TSRF) that can only be used for unforeseen mid-year shortfalls (after an $87 million deposit at the close of 2006-07), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($278 million). The closing balance also included $1.7 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in 2006-07, an increase of $4.2 billion from 2005-06 results. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million.

General Fund spending, including transfers to other funds, totaled $51.6 billion in 2006-07, an increase of $5.1 billion from 2005-06. The main sources of annual growth were school aid, Medicaid, and higher education programs.

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State Funds. State Funds spending increased from $69.7 billion in 2005-06 to $77.3 billion in 2006-07, an increase of $7.6 billion or 11 percent. Excluding transfers to other funds, the General Fund portion of State Funds increased by $4.6 billion. The remaining growth consisted of higher spending for programs supported by special revenues ($1.9 billion), capital projects ($396 million), and debt service funds ($736 million). The largest contributors to the spending increase in State-supported special revenue funds were: the school tax relief fund (STAR), which provided an additional $781 million to taxpayers across New York State; lottery funds, which provided an additional $339 million to finance education costs; and the Medicaid program, which increased by $244 million to cover costs associated with the State takeover of the local share of the Family Health Plus program and the State cap on local costs. Annual growth in State capital projects primarily financed improvements and maintenance to the State’s highways and bridges and educational facilities. Debt service disbursements increased primarily due to the defeasance of high-cost debt and timing-related debt service costs on certain State-supported debt.

All Funds. All Funds spending totaled $112.8 billion in 2006-07, $8.4 billion (8.1 percent) higher than in 2005-06. The State funds component of All Funds spending increased by $7.6 billion, and was complemented by the Federal component of All Funds spending which increased by $834 million (2.4 percent) from 2005-06 levels.

The most significant increase to Federal aid was for Medicaid, partly offset by a decline in Federal aid to the Office of Children and Family Services. Medicaid spending supported by Federal funds increased by $1.2 billion, primarily reflecting the prepayment of certain 2007-08 obligations in 2006-07 and additional disproportionate share payments to public hospitals. Federal aid to the Office of Children and Family Services decreased as a result of the consolidation of all Temporary Assistance to Needy Families (TANF) spending in the Office for Temporary and Disability Assistance (OTDA).

Fiscal Year 2006-07 GAAP-Basis Results. New York State reported net assets of $48.9 billion, comprised of $126.1 billion in total assets offset by $77.2 billion in total liabilities.

The State’s net assets decreased by $207 million as a result of fiscal year 2006-07 operations. The net assets for governmental activities decreased by $670 million (1.5 percent) and net assets of business-type activities increased by $463 million (14.8 percent). The deficit in unrestricted governmental net assets, which increased by nearly $786 million in 2007, exists primarily because the State has issued debt for purposes not resulting in a capital asset related to State governmental activities. This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of State governmental capital assets. The increase in net assets for business-type activities was caused primarily by employer contributions exceeding unemployment benefit payments for the Unemployment Insurance Fund, certain State University and City University Senior College operating revenues and State support exceeding operating expenses, and offset by Lottery expenses (including education aid transfers) exceeding revenues.

The State’s governmental activities had total revenues of $109.9 billion which exceeded total expenses of $108.2 billion, excluding transfers to business-type activities of $2.3 billion, by $1.7 billion. The total cost of all the State’s programs, which includes $16.5 billion in business-type activities, was $124.8 billion. The General Fund reported an operating surplus in fiscal year 2006-07 of $202 million which increased the accumulated fund balance to $2.4 billion. The increase of the fund balance is due primarily to an increase in tax revenues as a result of an increase in the personal income tax rate and an improving State economy.

Total debt outstanding at year-end was $48.8 billion, comprised of $40.4 billion in governmental activities and $8.4 billion in business-type activities.

Investment of State Money. The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities

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in which the State invests moneys held by funds administered within the State Treasury must mature within twelve years of the date they are purchased. Money impounded by the Comptroller for payment of TRANs may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the Federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the Federal government as to which the payment of principal and interest is guaranteed by the Federal government.

Debt and Other Financing Activities. State-related debt consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations that are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

General Obligation Bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e. borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

General obligation debt is currently authorized for transportation, environment and housing purposes. As of March 31, 2007, the total amount of general obligation debt outstanding was $3.3 billion. The Enacted Capital Plan projects that approximately $358 million in general obligation bonds will be issued in 2007-08.

State-Supported Debt. Lease-purchase and contractual-obligation financings involve obligations of certain public authorities or municipalities where debt service is payable by the State, but which are not general obligations of the State. Debt service payable to these public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

As of March 31, 2007, there were $39.4 billion of such lease-purchase and contractual-obligation financings outstanding, including those relating to the New York Local Government Assistance Corporation (“LGAC”) and those issued pursuant to the State’s personal income tax revenue bond program (both described below). The Enacted Capital Plan projects that $6.1 billion of bonds supported by lease-purchase or contractual obligation payments from the State will be issued in 2007-08, including $703 million of bonds payable with certain dedicated State taxes.

LGAC. In 1990, as part of a State fiscal reform program to eliminate the need for continued short-term seasonal borrowing, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual seasonal borrowing. The legislation also dedicated revenues equal to the first 1 percent of the State sales and use tax to pay debt service on these bonds. As of March 31, 2007, LGAC had $4.2 billion of bonds outstanding and only refunding bonds may be issued in the future under the legislation.

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Personal Income Tax Revenue Bonds. Legislation enacted in 2001 provided for the issuance of bonds by certain public authorities the debt service on which would be paid from personal income tax (“PIT”) receipts pursuant to contractual obligations with the State. The legislation provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund (RBTF) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. As of March 31, 2007, approximately $8.4 billion of State PIT Revenue Bonds were outstanding. The 2007-08 Enacted Budget projects that $4.9 billion of State PIT Revenue Bonds will be issued in 2007-08.

Contingent-Contractual Obligation. The State may also enter into statutorily authorized contingent contractual-obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged or otherwise available, to pay the debt service on the bonds. The State has never been required to make any payments, and does not expect to make payments, under this type of financing arrangement in the 2007-08 fiscal year.

Secured Hospital Program. Pursuant to legislation enacted in 1985, the State entered into service contracts establishing a contingent contractual-obligation whereby the State agreed to pay debt service, subject to annual appropriations, on bonds issued by certain public authorities, in the event that payments made by certain financially distressed not-for-profit hospitals under loan agreements with such public authorities and amounts available in reserve funds for such bonds are not sufficient to make such debt service payments. As of March 31, 2007, there were ten secured hospital borrowers and a total of $774.9 million in bonds outstanding with annual debt service payments of $62.7 million due during State fiscal year 2007-08.

Tobacco Settlement Financing Corporation. Legislation enacted in 2003 authorized the State to securitize all of its tobacco settlement payments to the Tobacco Settlement Financing Corporation (TSFC, a corporation created under the legislation that is a subsidiary of the Municipal Bond Bank Agency) through an asset-backed securitization transaction. The legislation authorized the State to enter into contingency contracts obligating the State to pay debt service, subject to annual appropriations, on the TSFC bonds in the event that tobacco receipts and bond reserves are insufficient. As of March 31, 2007, approximately $4.084 billion in TSFC bonds were outstanding.

Moral Obligation Financing. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer’s debt service reserve fund. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2007-08 fiscal year.

State-Guaranteed Financings. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority (“JDA”). As of March 31, 2007, JDA had approximately $42.4 million of bonds outstanding. The State has never been called upon to make any direct payments pursuant to any such guarantees.

Limitations on Debt—Debt Reform Act of 2000. Chapter 59 of the Laws of 2000 enacted the Debt Reform Act. The Debt Reform Act imposes phased-in caps on State-supported debt outstanding and debt service costs for such debt issued after April 2000, limits the use of such debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully

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phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations.

On October 30, 2006, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2006 at 1.93 percent of personal income and debt service on such debt at 1.16 percent of total governmental receipts, compared to the caps of 2.65 percent for each. DOB projects that debt outstanding and debt service costs for 2007-08 and the entire five-year forecast period through 2011-12 will also be within the statutory caps, although with declining debt capacity.

Interest Rate Exchange Agreements and Net Variable Rate Obligations. Chapter 81 of the Laws of 2002, as amended, authorized issuers of State-supported debt to issue debt instruments which result in a net variable rate exposure (e.g., both variable rate debt and interest rate exchange agreements) equal to no more than 20 percent of total outstanding State-supported debt and to execute interest rate exchange agreements up to a total notional amount of no more than 20 percent of total outstanding State-supported debt. As of March 31, 2007, State-supported debt in the amount of $42.7 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $8.5 billion each. As of March 31, 2007, both the amount of outstanding variable rate debt instruments and interest rate exchange agreements are less than the authorized totals of 20 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2011-12.

Interest Rate Exchange Agreements. As of March 31, 2007 five issuers have entered into a notional amount of $5.97 billion of interest rate exchange agreements with nine different counterparties that result in fixed rates and are subject to the interest rate exchange agreement cap, or 14.0 percent of total debt outstanding. As of March 31, 2007, the net mark-to-market value of all these outstanding swaps (the aggregate termination amount) was approximately $41 million—the total amount the State would receive from the collective authorized issuers for payments from the counterparties should all the swaps be terminated.

The State has also entered into approximately $917 million in swaps to create synthetic variable rate exposure, including $693 million notional amount of swaps with a future effective date. As of March 31, 2007, the net mark-to-market value of the State’s synthetic variable rate swaps is $5.4 million—the total amount the State would receive from the collective authorized issuers should all swaps be terminated. These swaps do not count against the interest rate exchange agreement cap but do count towards the variable rate debt instruments cap.

Net Variable Rate Obligations. As of March 31, 2007 the State had about $2.0 billion of outstanding variable rate debt instruments that are subject to the net variable rate exposure cap or 4.6 percent of total debt outstanding. That amount includes $1.7 billion of unhedged variable rate obligations and $224 million of synthetic variable rate obligations described above.

State Retirement Systems

General. The New York State and Local Retirement Systems (the “Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System and the New York State and Local Police and Fire Retirement System. The Comptroller is the

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administrative head of the Systems. State employees made up about 33 percent of the membership during the 2005-06 fiscal year. There were 3,000 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State.

As of March 31, 2006, 653,291 persons were members and 342,245 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Contributions. The State paid its employer contributions for the fiscal year ending March 31, 2007, which totaled over $1 billion as of June 1, 2006. This amount included the Judiciary bill and the amortization payments for the 2005 and 2006 bills. Also, an additional payment of $21 million was made on June 1, 2006 to reduce the State’s remaining retirement incentive costs. The estimated bill for the fiscal year ending March 31, 2008 totals over $1 billion payable as of September 1, 2007. The amount also includes the Judiciary bill and amortization payments for the 2005 and 2006 bills.

Assets and Liabilities. Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. OSC reports that the net assets available for benefits as of March 31, 2006 were $142.6 billion (including $2.8 billion in receivables), an increase of $14.6 billion or 11.4 percent from the 2004-05 level of $128.0 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $146.5 billion on April 1, 2005 to $153.7 billion (including $58.8 billion for current retirees and beneficiaries) on April 1, 2006. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2006 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected gain for the 2006 fiscal year and 40 percent of the unexpected gain for the 2005 fiscal year. Actuarial assets increased from $123.8 billion on April 1, 2005 to $132.1 billion on April 1, 2006.

Authorities and Localities

Authorities. Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2006, at least 19 public authorities had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $129 billion, only a portion of which constitutes State-supported or State-related debt.

The City of New York. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting City Director of Investor Relations, (212) 788-5875 or contacting the City Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007. The AIS states that the State assumes no liability or responsibility for any financial information reported by The City of New York.

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Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. To help resolve persistent fiscal difficulties in the City of Buffalo, the State enacted legislation in July 2003 that created the Buffalo Fiscal Stability Authority (BFSA). To address a deteriorating fiscal situation in Erie County, legislation was enacted in July 2005 that created the Erie County Fiscal Stability Authority (ECFSA). Under these statutes, the City and the County are required to take annual budgetary actions necessary to address increasing percentages of their projected budget gaps and the BFSA as well as the ECFSA are authorized to finance remaining budget gaps through the issuance of deficit bonds and through restructuring or refinancing of outstanding debt. Tax revenues generated by the City and the Buffalo City School District as well as State aid payments are pledged to support any bonds issued by the BFSA. Similarly, the County’s sales tax revenues and certain statutorily defined State aid payments are pledged as revenue to support any bonds issued by ECFSA.

Litigation

General. The legal proceedings described below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million.

Real Property Claims. In Oneida Indian Nation of New York v. State of New York, 74-CV-187 (NDNY), the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of lands that the tribe sold to the State in a series of transactions that took place beginning in 1795 and ending in 1846, and ejectment of the State and Madison and Oneida Counties from all publicly-held lands in the claim area. This case remained dormant while the Oneidas pursued an earlier action which sought limited relief relating to a single 1795 transaction and the parties engaged in intermittent, but unsuccessful, efforts to reach a settlement. In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within the affected 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

In a decision dated March 29, 2002, the District Court granted, in part, plaintiffs’ motion to strike the State’s defenses and counterclaims. The District Court also denied the State’s motion to dismiss for failure to join indispensable parties.

Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 126 S.Ct. 2021, 2022 (2006). Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility.

Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., both in the United States District Court for the Northern District of New York and The Onondaga Nation v. The State of New York, et al.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were

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illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants’ answers. By decision dated October 20, 2003, the District Court denied the State’s motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. On February 10, 2006, after renewed efforts at settlement failed to resolve this action, and recognizing the potential significance of the Sherrill and Cayuga appeals, the District Court stayed all further proceedings in this case until 45 days after the United States Supreme Court issued a final decision in the Cayuga Indian Nation of New York Case. On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or “Six Nations Iroquois Confederacy,” and that conveyances of portions of that land pursuant to treaties during the period 1788 to 1822 are null and void. The “aboriginal territory” described in the complaint consists of an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on laches.

Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco MSA that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion dated January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. On September 14, 2004, the District Court denied all aspects of plaintiffs’ motion for a preliminary injunction, except that portion of the motion relating to the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the District Court.

Medicaid. There are numerous cases in which nursing homes have challenged the statutory provisions setting the reimbursement methodology pursuant to which they receive Medicaid payments, including New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke’s Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases); and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodologies have been adopted in violation of procedural and substantive requirements of State and Federal law.

In New York Association of Homes and Services for the Aging v. DeBuono, et al., the United States District Court for the Northern District of New York dismissed plaintiffs’ complaint by order dated May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. This case is now concluded. Several related State Court cases involving the same parties and issues had been held in abeyance pending the result of the litigation in Federal Court.

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Proxy Voting Policy

The Trust has adopted as its proxy voting policies for the Fund the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or the Distributor or the Distributor’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	The Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or the Distributor or the Distributor’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Trust’s Board of Trustees (the “Board” or “Trustees”) has adopted a policy regarding the disclosure of the Fund’s portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Fund’s respective shareholders; (b) does not put the interests of the Fund’s Investment Adviser, the Fund’s Distributor, or any affiliated person of the Fund, the Investment Adviser or the Distributor, above those of Fund shareholders;

20

(c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Fund offers and redeems its shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Fund’s portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and other service providers, such as the Fund’s distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Fund, and the terms of the Fund’s current registration statement. In addition, the Fund will disclose its portfolio holdings and the percentages they represent of the Fund’s net assets at least monthly, but as often each day the Fund is open for business, online at www.iShares.com. more information about this disclosure is available at www.iShares.com.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 70 days after the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. The Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Trust’s Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Trust’s Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

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Construction and Maintenance Standards for the Underlying Index

A brief description of the Underlying Index on which the Fund is based and the equity markets in which the Fund invests are provided below.

The S&P New York Municipal Bond Index

Number of Components: approximately [            ]

Index Description, The S&P New York Municipal Bond Index (the “Index”) is a broad, comprehensive, market value weighted index designed to measure the performance of the investment-grade New York sector of the U.S. municipal bond market. As of [            ], the Index consisted of [            ] bonds, with a total market value of US$ [            ] billion. The Index is a subset of the S&P National Municipal Bond Index and represented approximately 22% of the weight of the S&P National Municipal Bond Index as of July 2007.

Index Methodology, To be included in the Underlying Index bonds must meet all of the following criteria: (i) the bond issuer is from a of New York State or local government or agency such that interest on the bond is exempt from U.S. federal and New York State income taxes and the federal alternative minimum tax (“AMT”) as determined by the Index Provider in accordance with its methodology; (ii) the bond must be denominated in US Dollars; (iii) the bond must have a rating of at least BBB- by S & P, Baa3 by Moody’s, or BBB- by Fitch. A bond must be rated by only one of the three rating agencies in order to qualify for the index. For the avoidance of doubt, the lowest rating will be used in determining if a bond is investment grade; (iv) the bond must have a minimum total par or “face value” amount outstanding (“Par Amount”) of US$ 100 million to be eligible for inclusion and must maintain a minimum Par Amount greater than or equal to US$ 100 million as of seven days prior to last Business Day of each month (“Rebalancing Reference Date”), (v) as of the last Business Day of each month (“Rebalancing Date”), the bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month. “Business Day” is defined as any day that U.S. municipal bonds are traded, as determined by the Securities Industry and Financial Markets Association (SIFMA) and/or the New York Stock Exchange (“NYSE”). Bonds that are completely called or tendered during the course of the month and bonds that are scheduled to be completely called or redeemed, during the course of the month following the Rebalancing Date, will be removed on the Rebalancing Date. At each monthly rebalancing, no index constituent can represent more than 30% of the weight of the index, and the five highest weighted index constituents do not account for more than 65% of the weight of the index in aggregate. The following types of bonds are specifically excluded from the Index: commercial paper, derivative securities (inverse floaters, forwards, and swaps), housing bonds, non-rated bonds, notes, taxable municipals, tobacco bonds, and variable rate debt and certain conduit financed municipal securities.

Component Selection Criteria, Eligible bonds are approved by the Standard & Poor’s Index Committee who oversees the management of the index and are added to the Index on the next Rebalancing Date, subject to the schedule of the monthly rebalancing procedures.

Index Maintenance, The S&P New York Municipal Bond Index is a market value weighted index. Standard & Poor’s pricing division, Securities Evaluations, reports the price of each bond in the index each day. The prices used in the index calculation will add the accrued interest for each bond to the price reported by Standard & Poor's. The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the capital gains or losses due to changes in Standard & Poor’s end-of-day price and principal repayments. The Index is generally reviewed and rebalanced on a monthly basis. The Standard & Poor’s Index Committee, nevertheless, reserves the right to make adjustments to the Index at any time that it believes appropriate. Additions, deletions and other changes to the Index arising from the monthly rebalancing are published four Business Days prior to the last business day of the month (the “Announcement Date”). Publicly available information, up to and including the close on the seventh Business Day preceding the Rebalancing Date, is considered in the rebalancing. Index changes published in the announcement will not normally be subject to revision and will

22

become effective after the close. However, credit rating changes that occur on a Business Day prior to the Rebalancing Date will be reflected in the rebalancing, where such changes would cause any one of the following: (i) deletion of an index bond because it no longer meets the eligibility criteria; (ii) removal of a bond from the additions list because it is no longer an eligible bond; (iii) removal of an index bond from the deletions list because it is once again eligible. Users will be notified of any ratings-driven changes to the rebalancing.

Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund’s investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.

Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund’s net assets to be invested in illiquid securities. Except with regard to investment limitation three above, if any percentage restriction described above is

23

complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

BGFA monitors the liquidity of restricted securities in the Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security;

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each

24

Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), and Barclays Foundry Investment Trust (“BFIT”), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of [            ] Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for MIP, BGIF, and BFIT and, as a result, oversees an additional [            ] portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (1961)	Trustee and Chairman (since 2003)	Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGIF and MIP; Trustee (since 2007) of BFIT; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez (1962)	Trustee (since 2003)	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc. Director (since 2005) of Real Estate Equity Exchange.

*	Lee Kranefuss and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Fund’s investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

25

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees

George G.C. Parker (1939)	Trustee (since 2000) Lead Independent Trustee (since 2006)	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert (1949)	Trustee (since 2005)	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (since 2004) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School	Director (since 2005) of iShares, Inc.

26

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Charles A. Hurty (1943)	Trustee (since 2005)	Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan (1955)	Trustee (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Common fund Distressed Debt Partners II.

Robert H. Silver (1955)	Trustee (since March 2007)	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since March 2007) of iShares, Inc.; Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

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Name (Year of Birth) Officers	Position	Principal Occupation(s) During the Past 5 Years
Officers
Michael A. Latham (1965)	President (since 2007)	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003-2007); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).

Geoffrey D. Flynn (1956)	Treasurer and Chief Financial Officer (since 2007)	Director, Mutual Fund Operations, BGI (since 2007); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).

Eilleen M. Clavere (1952)	Secretary (since 2007)	Head of Legal Administration—IIB, and BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel, Kirkpatrick & Lockhart LLP (2001-2005).

Ira P. Shapiro (1963)	Vice President and Chief Legal Officer (since 2007)	Associate General Counsel, BGI (since 2004); First Vice President, Merrill Lynch Investment Managers (1993-2004).

Amy Schioldager (1962)	Executive Vice President (since 2007)	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

H. Michael Williams (1960)	Executive Vice President (since 2007)	Head, Global Index and Markets Group, BGI (since January 2006); Global Head of Securities Lending, BGI (2002-2006).

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Name (Year of Birth) Officers	Position	Principal Occupation(s) During the Past 5 Years
Patrick O’Connor (1967)	Vice President (since 2007)	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (since 1999).

Lee Sterne (1965)	Vice President (since 2007)	Senior Portfolio Manager, BGI (since 2004); Portfolio Manager, BGI (2001-2004).

Matt Tucker (1972)	Vice President (since 2007)	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust:

Name of Trustee*	Name of iShares Index Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond iShares Russell 3000 iShares iBoxx $ Investment Grade Corporate Bond iShares Dow Jones Select Dividend	$50,001-$100,000 Over $100,000 $10,001-$50,000 $10,000-$50,000	Over $100,000

John E. Martinez	iShares MSCI EAFE iShares Russell 1000 iShares Russell 1000 Value iShares Russell 2000 iShares S&P 500	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

George G.C. Parker	iShares Dow Jones Select Dividend

iShares FTSE/Xinhua China 25

iShares iBoxx $ Investment Grade
Corporate Bond

iShares Lehman 1-3 Year Treasury Bond

iShares MSCI EAFE

iShares MSCI Emerging Markets

iShares MSCI Mexico

iShares Russell 1000 Value

iShares Russell 2000

iShares Russell 2000 Value

iShares S&P 100

iShares S&P 500

iShares S&P 500 Growth

iShares S&P 500 Value

iShares S&P Midcap 400 Value

iShares S&P Global 100

Over $100,000

Over $100,000

Over $100,000

$1-$10,000

Over $100,000

Over $100,000

Over $100,000

Over $100,000

$50,001-$100,000

Over $100,000

Over $100,000

Over $100,000

$10,001-$50,000

Over $100,000

Over $100,000

$10,001-$50,000

Over $100,000

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Name of Trustee*	Name of iShares Index Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies
Cecilia H. Herbert	iShares MSCI Hong Kong iShares MSCI Japan iShares Dow Jones Consumer Goods Sector	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000	Over $100,000

Charles A. Hurty	iShares S&P 500 iShares FTSE/Xinhua China 25 iShares Dow Jones Financial Sector iShares Dow Jones U.S. Energy Sector iShares Dow Jones U.S. Technology Sector iShares MSCI EAFE iShares MSCI Japan	$10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000	Over $100,000

John E. Kerrigan	iShares Russell 1000 iShares MSCI Japan iShares MSCI Pacific ex-Japan iShares MSCI EAFE	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

*	The dollar range of equity securities beneficially owned by Robert H. Silver is not reflected in the table because he was elected to serve as an Independent Trustee of the Trust effective March 9, 2007.

As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members owned beneficially or of record any securities of BGFA (the Fund’s investment adviser), the Distributor (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or the Distributor.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee is not required to consider Board nomination(s) recommended by shareholders

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(acting solely in their capacity as a shareholder and not in any other capacity). However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met three times during the calendar year ended December 31, 2006.

Remuneration of Trustees. Effective January 1, 2007, the Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board’s Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; also the Trust paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board’s Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Fund and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0
John E. Martinez	$60,000	Not Applicable	Not Applicable	$120,000

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

**	Includes compensation for service on the Board of Directors of iShares, Inc.

***	Lee T. Kranefuss was not compensated by the Trust due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2006.:

Name of Independent Trustee[3]	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Fund and Fund Complex**
Richard K. Lyons[1]	$50,869	Not Applicable	Not Applicable	$154,413	***
George G.C. Parker	$85,000	Not Applicable	Not Applicable	$170,000
W. Allen Reed[2]	$36,250	Not Applicable	Not Applicable	$72,500
Cecilia H. Herbert	$60,000	Not Applicable	Not Applicable	$120,000
Charles A. Hurty	$66,250	Not Applicable	Not Applicable	$132,500
John E. Kerrigan	$60,000	Not Applicable	Not Applicable	$120,000

[1]	Served as Trustee through November 6, 2006
[2]	Served as Trustee through June 30, 2006
[3]	Compensation is not shown for Robert H. Silver because he was elected to serve as an Independent Trustee of the Trust effective March 9, 2007.

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*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Includes compensation as Trustee for BGIF and MIP, investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.

The Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of [            ].

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except expense interest, and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund’s average net assets) of:

Fund	Management Fee
iShares S&P New York Municipal Bond Fund	[	]%

The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to the Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI, and BGFA from controlling, or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. The individuals named as Portfolio Managers in the Prospectus are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Fund, as indicated in the table below: 1

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Joel Silva

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Lee Sterne

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

[1]	Information provided in the table is as of [ ].

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

As of [            ], with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, each Portfolio Manager receives a salary and is eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of

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responsibilities, experience and knowledge. Each Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. Each Portfolio Manager’s salary and annual bonus is paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of [            ], Joel Silva and Lee Sterne beneficially owned shares of the Fund, for which they are primarily responsible for the day-to-day management, in amounts reflected in the following table:

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Joel Silva

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P New York Municipal Bond Fund

Lee Sterne

Dollar Range
Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares S&P New York Municipal Bond Fund

Codes of Ethics. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street Bank”) serves as administrator, custodian and transfer agent for the Fund. State Street Bank’s principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, State Street Bank provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, State Street Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, State Street Bank maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. State Street Bank is required, upon the order of the Trust, to deliver securities held by State Street Bank and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, State Street Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street Bank acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, State Street Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company (“DTC”) Participants (as defined below) and/or Investor Services Organization.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

Index Provider. The Fund is based upon a particular bond market index compiled by Standard & Poors. Standard & Poors is not affiliated with the Trust or with BGI or its affiliates. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the Index Provider. BGI has provided the applicable sub-licenses without charge to the Fund.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, but such transactions may be subject to mark-ups or mark-downs.

The Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Additional Information Concerning the Trust

The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 100 Funds. The Trust issues shares of beneficial interests in the Funds, with no par value. The Board may designate additional funds. The Trust is currently registered with the SEC as an open-end management investment company.

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Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular fund differently from other funds, shareholders of that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the Securities and Exchange Act of 1934 (“1934 Act”) and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC as Securities Depository for the Shares of the Trust. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares

37

(owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to the Fund is any day the [Listing Exchange] on which the Fund is listed for trading, is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, the Deposit Securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the Fund’s Underlying Index (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

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The portfolio of securities required for purchase of a Creation Unit Aggregation may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The adviser expects that the Deposit Securities and Fund Securities, as the case may be, in connection with a purchase or redemption of a Creation Unit Aggregation, to reflect an optimal representation of the accessibility of the Fund’s holdings.

The Cash Component is sometimes also referred to as the Balancing Amount. The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount”, which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments, and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for municipal securities or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of the Fund must be received by the Distributor no later than the closing time of the regular trading session on the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create

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Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Fund. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for municipal securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for the Fund is generally the third business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with State Street Bank by 3:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street Bank

40

or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC’s Continuous Net Settlement, Federal Reserve, State Street Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the “cash in lieu” portion of its investment. The following table sets forth the standard creation transaction fee for the Fund.

Name of Fund	Standard Creation Transaction Fee*
iShares S&P New York Municipal Bond Fund	$	[	]

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund only on a Business Day. The Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities (“Fund Securities”) received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

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Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee listed below. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a “qualified institutional buyer”, as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following table sets forth the standard creation Redemption fee for the Fund.

Fund	Standard Redemption Transaction Fee*
iShares S&P New York Municipal Bond Fund	$	[	]

*	If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for the Fund. To be eligible to place redemption orders for Creation Unit Aggregations of the Fund, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date, except as described below; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street Bank no later than 3:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. On days when the Listing Exchange or the bond markets close earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. After the

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Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by State Street Bank and marked to market daily, and that the fees of State Street Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to State Street Bank prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the Fund are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105% of the missing shares (marked to market daily).

If it is not possible to effect deliveries of the Fund Securities applicable in connection with a redemption request, the Trust may in its discretion exercise its option to redeem such shares in cash and/or other portfolio securities, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash and/or other portfolio securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

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Taxes

Regulated Investment Company Qualifications. The Fund intends to qualify for and to elect treatment as a RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and 90% of its net tax-exempt income for the taxable year and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company’s taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer, of two or more issuers that are controlled by the Fund (within the meaning of Section 851(c)(2) of the IRC), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. The Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivision, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution

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is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, all of its net tax-exempt income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income. However, any dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax.

Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year, along with the alternative minimum tax, that the Fund distributes will be reported and such income must be reported on the shareholder’s federal income tax return.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend.

An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period; or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming

45

distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of the Fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRC may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the IRC or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate (currently 28%), and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS, (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Sections 351 and 362. The Trust, on behalf of the has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax-Exempt Interest Income. Dividends paid by the Fund that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends.

Individual shareholders of the Fund will not be required to include in their gross income for New York State and City purposes any portion of distributions received from the Fund that are directly attributable (i) to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including New

46

York City) or (ii) interest earned on obligations of U.S. possessions or territories that is exempt from state taxation pursuant to federal law, provided that the Fund qualifies as a RIC and satisfies the requirement that at least 50% of its assets at the close of each quarter of its taxable year constitute obligations whose interest is tax-exempt for federal income tax purposes. Distributions from the Fund that are attributable to sources other than those described in the preceding sentence (including interest on obligations of other states and their political subdivisions) will generally be taxable to individual shareholders as ordinary income.

Shareholders of the Fund that are subject to the New York State corporation franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by the Fund in their "entire net income" for purposes of such taxes and will be required to include their shares of the Fund in their investment capital for purposes of such taxes.

If a shareholder is subject to unincorporated business taxation by New York City, income and gains distributed by the Fund will be subject to such taxation except to the extent such distributions are directly attributable to interest earned on tax-exempt obligations issued by New York State or any political subdivision thereof (including the New York City). However, shareholders of the Fund will not be subject to the unincorporated business tax imposed by New York City solely by reason of their ownership of shares in the Fund.

Shares of the Fund will not be subject to property taxes imposed by New York State or City.

Interest on indebtedness incurred by shareholders to purchase or carry shares of New York Municipal Income generally will not be deductible for New York State personal income tax purposes.

Interest income on the Fund that is distributed to its shareholders will generally not be taxable to the Fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

The foregoing is a general, abbreviated summary of certain of the provisions of the tax laws of New York State and City presently in effect as they directly govern the taxation of shareholders of the Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New York Municipal Income transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning New York State and City matters.

Qualified Dividend Income. Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. It is not expected that a substantial portion of the Fund’s dividends will be designated as qualified dividend income. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains.

47

If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income or as qualified dividends. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible. Consult your financial intermediary or tax advisor.

Market Discount. Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the fund to include the market discount in income as it accrues, gain on the fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Federal Tax Treatment of Complex Securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments, if positive, will generally constitute taxable ordinary income and, if negative, will reduce net tax-exempt income, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for the Fund to qualify as a RIC.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any

48

distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U. S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from the Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a real estate investment company (“REIT”) and if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to the Fund’s sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution.

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Reporting. If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. [                                    ], located at [            ] serves as the Trust’s independent registered public accounting firm, audits the Fund’s financial statements and may perform other services.

Shareholder Communication to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A.—Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

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Appendix A

DESCRIPTION OF CORPORATE BOND RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

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Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well established industries.

•

High rates of return on funds employeds. Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s Ratings Group

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

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AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).

D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred—and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper

A: S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

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A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

High Yield Bond Ratings

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

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Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

Investment Grade Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes

F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

C: High default risk. Default is a real possibility Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F-l”.

“NR” indicates that Fitch does not rate the issuer or issue in question

“Withdrawn”: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

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iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 23. Exhibits:	PEA # 95

Exhibit Number	Description

(a)	Agreement and Declaration of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006 (“PEA No. 53”).

(a.1)	Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

(b)	Amended and Restated By-Laws, dated December 8, 2006 are incorporated herein by reference to Post-Effective Amendment No. 74, filed March 23, 2007 (“PEA No. 74”).

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors (“BGFA”) is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 (“PEA No. 2”).

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA to be filed by amendment.

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company (“SEI”) is incorporated herein by reference to PEA No. 2.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI to be filed by amendment.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust Company (“IBT”)[1] is incorporated herein by reference to PEA No. 2.

(g.2)	Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 (“PEA No. 45”).

(g.3)	Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.5)	Appendix A to the Custodian Agreement between the Trust and IBT[1] is incorporated herein by reference to Post-Effective Amendment No. 82, filed June 11, 2007 (“PEA No. 82”).

(h.1)	Securities Lending Agency Agreement, dated April 2, 2007, between the Trust and iShares, Inc. and Barclays Global Investors (“ BGI”) is incorporated herein by reference to Post-Effective Amendment No. 78, filed April 23, 2007 (“PEA No. 78”).

(h.2)	Appendix A to Securities Lending Agency Agreement between BGI and the Trust to be filed by amendment.

(h.3)	Delegation Agreement between the Trust and IBT[1] is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

(h.4)	Administration Agreement between the Trust and IBT[1] is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

(h.5)	Appendix A to the Administration Agreement between the Trust and IBT[1] is incorporated herein by reference to PEA No. 82.

(h.6)	Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.7)	Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.8)	Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Post-Effective Amendment No. 75, filed March 26, 2007.

(h.9)	Transfer Agency and Service Agreement between the Trust and IBT[1] is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.10)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT[1] to be filed by amendment.

(h.11)	Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.12)	Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.13)	Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.14)	Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

(h.15)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to Exhibit (h.6) to Post-Effective Amendment No. 37, filed June 6, 2005 (“PEA No. 37”).

(h.16)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to PEA No. 53.

(h.17)	Sublicense Agreement between BGI and the Trust for iShares S&P Funds to be filed by amendment.

(h.18)	Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

(h.19)	Exhibit A to the Sublicense Agreement, dated April 1, 2006, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 (“PEA No. 43”).

(h.20)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds to be filed by amendment.

(h.21)	Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.22)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.23)	Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.24)	Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.25)	Sublicense Agreement between BGI and the Trust for iShares S&P GSSI/GSTI Funds to be filed by amendment.

(h.26)	Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

(h.27)	Sublicense Agreement between BGI and the Trust for iShares iBoxx $ High Yield Corporate Bond Index Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund to be filed by amendment.

(h.28)	Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.29)	Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.30)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.31)	Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.32)	Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.33)	Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.34)	Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.35)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares KLD 400 Social Index Fund to be filed by amendment.

(h.36)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.32) to Post-Effective Amendment No. 67, filed January 5, 2007.

(h.37)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005.

(h.38)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund to be filed by amendment.

(h.39)	Sublicense Agreement between BGI and the Trust for FTSE/NAREIT Funds to be filed by amendment.

(h.40)	Sublicense Agreement between BGI and the Trust for iShares S&P National Municipal Bond Fund, iShares S&P California Municipal Bond Fund and iShares S&P New York Municipal Bond Fund to be filed by amendment

(h.41)	Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Small Cap Index Fund to be filed by amendment.

(i.1)	Legal Opinion and Consent of Richards, Layton & Finger P.A. to be filed by amendment.

(j)	Consent of PricewaterhouseCoopers, LLP to be filed by amendment.

(k)	Not applicable.

(l.1)	Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

(l.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

(p.2)	BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

(p.3)	Code of Ethics for SEI is incorporated herein by reference to PEA No. 45.

(q.1)	Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007.

(q.2)	Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

(q.3)	Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

(q.4)	Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to PEA No. 53.

Item 24. Persons Controlled By or Under Common Control with Registrant:

Percentage of Ownership
iShares Dow Jones EPAC Select Dividend Index Fund
Goldman Sachs Execution & Clearing, L.P.	61.67%

iShares Dow Jones U.S. Aerospace & Defense Index Fund
Merrill Lynch Safekeeping	27.37%

iShares FTSE NAREIT Industrial/Office Index Fund
Fortis Clearing Americas LLC	92.41%

iShares FTSE NAREIT Mortgage REITs Index Fund
Goldman Sachs Execution & Clearing, L.P.	66.71%

iShares FTSE NAREIT Real Estate 50 Index Fund
Credit Suisse Securities (USA) LLC	35.94%
Goldman, Sachs & Co.	44.36%

iShares FTSE NAREIT Residential Index Fund
Timber Hill LLC	98.55%

iShares FTSE NAREIT Retail Index Fund
Fortis Clearing Americas LLC	91.01%

iShares iBoxx $ High Yield Corporate Bond Fund
First Clearing, LLC	33.65%

iShares Lehman 1-3 Year Treasury Bond Fund
Deutsche Bank Securities Inc./Cedear	29.60%

iShares Lehman 3-7 Year Treasury Bond Fund
Northern Trust Company, The	30.01%

iShares Lehman Credit Bond Fund
Merrill Lynch Safekeeping	50.72%

iShares Lehman Government/Credit Bond Index Fund
Citigroup Global Markets Inc.	81.85%

iShares Lehman Intermediate Credit Bond Fund
Citigroup Global Markets Inc.	25.42%

iShares Lehman MBS Fixed-Rate Bond Fund
Merrill Lynch, Pierce, Fenner & Smith Incorporated	26.98%

iShares Morningstar Mid Growth Index Fund
First Clearing, LLC	44.31%

iShares NYSE 100 Index Fund
First Clearing, LLC	80.27%

iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc.	27.18%

iShares Russell 2000 Index Fund
Barclays Global Investors, N.A.	58.18%

iShares S&P Global Consumer Discretionary Sector Index Fund
Goldman Sachs Execution & Clearing, L.P.	62.94%

iShares S&P Preferred Stock Index Fund
Charles Schwab & Co., Inc.	28.73%

Item 25. Indemnification:

The Trust (also referred to in this section as the “Fund”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT1 shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT1, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT’s1 indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT1.

The Custodian Agreement provides that IBT1 shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT1, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT’s1 indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT1.

The Distribution Agreement provides that the SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund’s registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading, (c) arising out of SEI’s breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI’s failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BGFA from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI, 45 Fremont Street, San Francisco, CA 94105
Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI, 45 Fremont Street, San Francisco, CA 94105
Rohit Bhagat Director	Director and Chief Operating Officer of BGFA and BGI, 45 Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(i)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (“SEI”), also acts as distributor for the following investment companies:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclays Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
Thomas Rodman	Chief Operations Officer	—
John Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President & Assistant Secretary	—
Michael Farrell	Vice President	—
Mark McManus	Vice President	—

(c) Not applicable.

Item 28. Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, the “Records”) at the offices of State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as investment adviser at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30. Undertakings:

Not applicable.

[1]

On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 95 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of August, 2007.

By:	/s/ Michael A. Latham
Michael A. Latham
President

Date: August 7, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 95 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: August 7, 2007

John E. Martinez*
Trustee

Date: August 7, 2007

George G. C. Parker*
Trustee

Date: August 7, 2007

Cecilia H. Herbert*
Trustee

Date: August 7, 2007

Charles A. Hurty*
Trustee

Date: August 7, 2007

John E. Kerrigan*
Trustee

Date: August 7, 2007

Robert H. Silver*
Trustee

Date: August 7, 2007

/s/ Michael A. Latham
Michael A. Latham
President

Date: August 7, 2007

/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Treasurer

Date: August 7, 2007

*By:	/s/ Michael A. Latham
Michael A. Latham
Attorney-in-fact

Date: August 7, 2007

*	Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007. Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53 filed September 18, 2006. Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (“PEA No. 43”). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.